UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2019

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2019. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

1

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE December 31, 2019

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2019 and held until December 31, 2019. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2019” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2019” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2019” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2019

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2019	Ending Account Value Using Actual Return at December 31, 2019	Expenses Paid During the Six Months Ended December 31, 2019*	Beginning Account Value at July 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at December 31, 2019	Expenses Paid During the Six Months Ended December 31, 2019*	Annualized Expense Ratio*
SA BlackRock Multi-Asset Income#
Class 1	$1,000.00	$1,035.33	$2.98	$1,000.00	$1,022.28	$2.96	0.58%
Class 3	$1,000.00	$1,032.61	$4.25	$1,000.00	$1,021.02	$4.23	0.83%
SA PGI Asset Allocation
Class 1	$1,000.00	$1,069.11	$4.07	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$1,068.79	$4.85	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$1,068.52	$5.37	$1,000.00	$1,020.01	$5.24	1.03%
SA Wellington Capital Appreciation
Class 1	$1,000.00	$1,008.39	$3.75	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$1,007.57	$4.50	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$1,007.16	$5.01	$1,000.00	$1,020.21	$5.04	0.99%
SA Wellington Government and Quality Bond
Class 1	$1,000.00	$1,018.57	$2.85	$1,000.00	$1,022.38	$2.85	0.56%
Class 2	$1,000.00	$1,018.12	$3.61	$1,000.00	$1,021.63	$3.62	0.71%
Class 3	$1,000.00	$1,017.21	$4.12	$1,000.00	$1,021.12	$4.13	0.81%
SA Wellington Strategic Multi-Asset#
Class 1	$1,000.00	$1,044.33	$4.43	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,042.00	$5.71	$1,000.00	$1,019.61	$5.65	1.11%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2019” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2019” and the “Annualized Expense Ratio” would have been lower.

4

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	95.2%

*	Calculated as a percentage of net assets

5

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 95.2%
Global X MLP ETF	333,754	$2,629,981
iShares 0-5 Year High Yield Corporate Bond ETF	250,113	11,612,747
iShares 1-3 Year Credit Bond ETF	161,113	8,640,490
iShares 10+ Year Credit Bond ETF	95,062	6,337,784
iShares CMBS ETF	39,997	2,111,442
iShares Core Dividend Growth ETF	25,242	1,061,931
iShares Core High Dividend ETF	41,133	4,033,913
iShares Emerging Markets Dividend ETF	34,945	1,419,466
iShares Floating Rate Bond ETF	62,009	3,157,498
iShares iBoxx $ High Yield Corporate Bond ETF	175,763	15,456,598
iShares International Developed Real Estate ETF	35,827	1,081,975

Security Description	Shares	Value (Note 2)
iShares International Select Dividend ETF	74,063	$2,486,295
iShares MSCI Eurozone ETF	110,013	4,611,745
iShares U.S. Preferred Stock ETF	93,579	3,517,635

TOTAL INVESTMENTS (cost $66,206,822)(1)	95.2%	68,159,500
Other assets less liabilities	4.8	3,447,292

NET ASSETS	100.0%	$71,606,792

(1)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

6	Short	British Pound Sterling Currency Futures	March 2020	$495,895	$498,450	$(2,555)

34	Short	Euro Currency Futures	March 2020	4,745,503	4,794,850	(49,347)

23	Short	Euro Stoxx 50 Index	March 2020	941,409	962,048	(20,639)

2	Short	S&P 500 E-Mini Index	March 2020	313,865	323,110	(9,245)

		Net Unrealized Appreciation (Depreciation)				$(81,786)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Exchange-Traded Funds	$68,159,500	$—	$—	$68,159,500

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$81,786	$—	$—	$81,786

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

6

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	5.2%
Exchange-Traded Funds	4.6
Real Estate Investment Trusts	3.8
Electric-Integrated	3.7
Diversified Banking Institutions	3.6
Medical-Drugs	3.4
Diversified Financial Services	3.4
Federal Home Loan Mtg. Corp.	2.9
Banks-Commercial	2.5
Repurchase Agreements	2.4
Pipelines	2.1
Banks-Super Regional	1.9
Government National Mtg. Assoc.	1.5
Oil Companies-Integrated	1.5
Medical Instruments	1.5
Finance-Credit Card	1.5
Airlines	1.4
Computers	1.3
Medical Products	1.3
Toys	1.2
Cellular Telecom	1.2
Non-Hazardous Waste Disposal	1.2
Insurance-Property/Casualty	1.2
Insurance-Multi-line	1.1
Enterprise Software/Service	1.1
Applications Software	1.1
Telecom Services	1.1
Oil Companies-Exploration & Production	1.0
Chemicals-Specialty	1.0
Beverages-Non-alcoholic	1.0
E-Commerce/Products	0.9
Auto/Truck Parts & Equipment-Original	0.9
Electronic Components-Semiconductors	0.9
Brewery	0.9
Oil Refining & Marketing	0.9
Chemicals-Diversified	0.9
Medical-Hospitals	0.8
Semiconductor Components-Integrated Circuits	0.8
Data Processing/Management	0.7
Finance-Other Services	0.7
Medical-Biomedical/Gene	0.7
Electronic Forms	0.7
Finance-Investment Banker/Broker	0.7
Soap & Cleaning Preparation	0.6
Insurance-Reinsurance	0.6
Web Portals/ISP	0.6
Diversified Manufacturing Operations	0.6
United States Treasury Notes	0.6
Multimedia	0.6
Aerospace/Defense	0.6
Auto-Heavy Duty Trucks	0.6
Commercial Services-Finance	0.6
Food-Meat Products	0.5
Machinery-General Industrial	0.5
Instruments-Controls	0.5
Electric-Distribution	0.5
Rental Auto/Equipment	0.5
Semiconductor Equipment	0.5
Containers-Paper/Plastic	0.5
Steel-Specialty	0.5
Gas-Distribution	0.5

Cable/Satellite TV	0.5%
Pharmacy Services	0.5
Retail-Apparel/Shoe	0.5
Medical-HMO	0.5
Diagnostic Equipment	0.4
Oil & Gas Drilling	0.4
Real Estate Management/Services	0.4
Banks-Fiduciary	0.4
Food-Misc./Diversified	0.4
Rubber-Tires	0.4
Retail-Restaurants	0.4
Disposable Medical Products	0.4
Electric-Transmission	0.4
United States Treasury Bonds	0.4
Machinery-Farming	0.3
Textile-Apparel	0.3
Apparel Manufacturers	0.3
Office Automation & Equipment	0.3
Building & Construction Products-Misc.	0.3
Hotels/Motels	0.3
Internet Content-Entertainment	0.3
Vitamins & Nutrition Products	0.3
Telephone-Integrated	0.3
Storage/Warehousing	0.3
Machinery-Construction & Mining	0.3
Investment Management/Advisor Services	0.3
Food-Dairy Products	0.3
Computer Software	0.3
Machine Tools & Related Products	0.3
Retail-Discount	0.3
Private Equity	0.3
Electric Products-Misc.	0.3
SupraNational Banks	0.3
Physical Therapy/Rehabilitation Centers	0.3
Agricultural Chemicals	0.3
Savings & Loans/Thrifts	0.2
Beverages-Wine/Spirits	0.2
Television	0.2
Electronic Parts Distribution	0.2
Batteries/Battery Systems	0.2
Distribution/Wholesale	0.2
Transport-Services	0.2
Networking Products	0.2
Tools-Hand Held	0.2
Drug Delivery Systems	0.2
Cosmetics & Toiletries	0.2
Transport-Rail	0.2
Office Supplies & Forms	0.2
Auction Houses/Art Dealers	0.2
Security Services	0.2
Telecom Equipment-Fiber Optics	0.2
Web Hosting/Design	0.2
Industrial Gases	0.2
Electric-Generation	0.1
Home Decoration Products	0.1
Retail-Automobile	0.1
Auto-Cars/Light Trucks	0.1
U.S. Government Treasuries	0.1
Telecommunication Equipment	0.1
Theaters	0.1
Transport-Marine	0.1
E-Commerce/Services	0.1
Oil-Field Services	0.1

7

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited) — (continued)

Industry Allocation* (continued)

Retail-Jewelry	0.1%
Human Resources	0.1
Agricultural Biotech	0.1
Aerospace/Defense-Equipment	0.1
Advertising Agencies	0.1
Computer Services	0.1

99.6%

*	Calculated as a percentage of net assets

8

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 56.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,339	$123,331

Aerospace/Defense — 0.4%
Boeing Co.	756	246,274
Northrop Grumman Corp.	1,314	451,977

		698,251

Agricultural Biotech — 0.1%
Corteva, Inc.	5,142	151,998

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. ADR	77,000	171,325

Agricultural Operations — 0.0%
Phibro Animal Health Corp., Class A	605	15,022

Airlines — 1.1%
Alaska Air Group, Inc.	6,441	436,378
Copa Holdings SA, Class A	3,500	378,280
Delta Air Lines, Inc.	17,287	1,010,944
Hawaiian Holdings, Inc.	1,304	38,194

		1,863,796

Apparel Manufacturers — 0.2%
VF Corp.	3,400	338,844

Applications Software — 1.1%
Microsoft Corp.	12,228	1,928,356

Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	7,000	300,650

Auto-Heavy Duty Trucks — 0.6%
NFI Group, Inc.	3,432	70,434
PACCAR, Inc.	4,777	377,861
Volvo AB ADR	32,000	531,520

		979,815

Auto/Truck Parts & Equipment-Original — 0.8%
Autoliv, Inc.	8,362	705,836
Linamar Corp.	1,992	75,366
Magna International, Inc.	11,084	607,847

		1,389,049

Banks-Commercial — 2.0%
Banco Bilbao Vizcaya Argentaria SA ADR	85,000	474,300
Bank OZK	7,740	236,109
BOK Financial Corp.	440	38,456
Cathay General Bancorp	1,577	60,005
Cullen/Frost Bankers, Inc.	5,287	516,963
East West Bancorp, Inc.	1,867	90,923
First Republic Bank	3,231	379,481
Hope Bancorp, Inc.	1,609	23,910
ING Groep NV ADR	42,000	506,100
Nordea Bank Abp ADR	70,000	568,400
PacWest Bancorp	2,626	100,497
Preferred Bank	174	10,455
ServisFirst Bancshares, Inc.	269	10,136
Truist Financial Corp.	7,063	397,788
Washington Trust Bancorp, Inc.	814	43,785

		3,457,308

Banks-Super Regional — 1.0%
PNC Financial Services Group, Inc.	8,456	1,349,831
US Bancorp	8,275	490,625

		1,840,456

Security Description	Shares	Value (Note 2)
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	8,308	$417,228

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	7,331	405,771
Keurig Dr Pepper, Inc.	13,393	387,727
PepsiCo, Inc.	6,620	904,756

		1,698,254

Beverages-Wine/Spirits — 0.2%
Diageo PLC ADR	2,550	429,471

Brewery — 0.4%
Ambev SA ADR	148,000	689,680

Building & Construction Products-Misc. — 0.3%
James Hardie Industries PLC ADR	28,000	549,920

Building-Mobile Home/Manufactured Housing — 0.0%
LCI Industries	539	57,743

Cellular Telecom — 0.4%
T-Mobile US, Inc.	9,164	718,641

Chemicals-Diversified — 0.6%
Croda International PLC ADR	2,833	94,566
DuPont de Nemours, Inc.	3,415	219,243
FMC Corp.	3,365	335,894
Huntsman Corp.	3,066	74,075
PPG Industries, Inc.	1,915	255,633

		979,411

Chemicals-Specialty — 1.0%
Givaudan SA ADR	10,000	625,700
H.B. Fuller Co.	22,397	1,155,013

		1,780,713

Coatings/Paint — 0.0%
RPM International, Inc.	540	41,450

Commercial Services — 0.0%
Morningstar, Inc.	457	69,149

Commercial Services-Finance — 0.6%
Experian PLC ADR	11,000	374,110
PayPal Holdings, Inc.†	5,563	601,750

		975,860

Computer Services — 0.1%
Amdocs, Ltd.	593	42,808
Leidos Holdings, Inc.	721	70,579

		113,387

Computers — 1.1%
Apple, Inc.	6,871	2,017,669

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	434	48,604

Cosmetics & Toiletries — 0.2%
Inter Parfums, Inc.	137	9,961
Unilever NV	5,500	316,030

		325,991

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	110	13,589
Fair Isaac Corp.†	1,513	566,891
Fidelity National Information Services, Inc.	4,852	674,865

		1,255,345

9

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	2,414	$784,236

Disposable Medical Products — 0.4%
CONMED Corp.	354	39,588
STERIS PLC	454	69,199
Teleflex, Inc.	1,387	522,122

		630,909

Distribution/Wholesale — 0.2%
IAA, Inc.†	8,550	402,363

Diversified Banking Institutions — 1.4%
BNP Paribas SA ADR	12,000	356,280
JPMorgan Chase & Co.	15,405	2,147,457

		2,503,737

Diversified Manufacturing Operations — 0.6%
3M Co.	971	171,304
EnPro Industries, Inc.	142	9,497
Parker-Hannifin Corp.	1,953	401,966
Siemens AG ADR	7,500	487,275

		1,070,042

Drug Delivery Systems — 0.2%
Becton Dickinson and Co.	1,234	335,611

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	580	1,071,747

E-Commerce/Services — 0.1%
Rightmove PLC	24,620	206,627

Electric Products-Misc. — 0.3%
Littelfuse, Inc.	2,396	458,355

Electric-Distribution — 0.2%
Sempra Energy	2,443	370,066
Unitil Corp.	160	9,891

		379,957

Electric-Integrated — 2.2%
ALLETE, Inc.	645	52,355
Alliant Energy Corp.	8,058	440,934
CLP Holdings, Ltd. ADR	40,000	417,040
Eversource Energy	8,334	708,973
IDACORP, Inc.	103	11,000
NextEra Energy, Inc.	5,898	1,428,260
PNM Resources, Inc.	362	18,357
Portland General Electric Co.	339	18,913
WEC Energy Group, Inc.	4,268	393,637
Xcel Energy, Inc.	4,714	299,292

		3,788,761

Electronic Components-Misc. — 0.0%
nVent Electric PLC	1,714	43,844

Electronic Components-Semiconductors — 0.9%
Microchip Technology, Inc.	14,835	1,553,521
Monolithic Power Systems, Inc.	60	10,681

		1,564,202

Electronic Forms — 0.7%
Adobe, Inc.†	3,494	1,152,356

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	4,948	419,294

Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 0.8%
Black Knight, Inc.†	9,243	$595,989
SAP SE ADR	6,269	839,983

		1,435,972

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	260	14,981

Finance-Credit Card — 1.5%
Discover Financial Services	17,861	1,514,970
Visa, Inc., Class A	5,843	1,097,900

		2,612,870

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	16,920	804,715

Finance-Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C	231	19,288

Finance-Other Services — 0.6%
BGC Partners, Inc., Class A	13,562	80,558
Deutsche Boerse AG ADR	28,000	436,240
Hong Kong Exchanges & Clearing, Ltd. ADR	14,000	454,720

		971,518

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,507	73,873

Food-Dairy Products — 0.3%
Danone SA ADR	30,000	494,700

Food-Meat Products — 0.5%
Hormel Foods Corp.	10,448	471,309
Tyson Foods, Inc., Class A	5,402	491,798

		963,107

Food-Misc./Diversified — 0.2%
Ingredion, Inc.	718	66,738
Orkla ASA ADR	36,000	363,132

		429,870

Gas-Distribution — 0.3%
ONE Gas, Inc.	120	11,228
Rubis SCA ADR	40,000	468,400
Spire, Inc.	245	20,411

		500,039

Golf — 0.0%
Acushnet Holdings Corp.	2,264	73,580

Human Resources — 0.1%
Adecco Group AG ADR	6,000	189,810

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,114	261,779

Instruments-Controls — 0.5%
Honeywell International, Inc.	5,348	946,596

Insurance-Multi-line — 1.0%
Allianz SE ADR	22,000	532,620
Allstate Corp.	3,201	359,953
Chubb, Ltd.	5,438	846,479

		1,739,052

Insurance-Property/Casualty — 1.2%
Beazley PLC	4,342	31,978
Fidelity National Financial, Inc.	34,421	1,560,992
James River Group Holdings, Ltd.	1,528	62,969
Markel Corp.†	327	373,817

		2,029,756

10

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.6%
Swiss Re AG ADR	39,849	$1,120,554

Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	2,611	535,908

Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	999	502,197

Machine Tools & Related Products — 0.3%
Lincoln Electric Holdings, Inc.	4,990	482,683

Machinery-Construction & Mining — 0.3%
Komatsu, Ltd. ADR	21,000	504,840

Machinery-Farming — 0.2%
Deere & Co.	2,312	400,577

Machinery-General Industrial — 0.5%
Albany International Corp., Class A	366	27,787
Crane Co.	630	54,419
Kone OYJ ADR	19,000	619,875
Nordson Corp.	1,593	259,404

		961,485

Medical Instruments — 1.2%
Cantel Medical Corp.	182	12,904
Edwards Lifesciences Corp.†	2,732	637,348
Medtronic PLC	12,390	1,405,646

		2,055,898

Medical Products — 1.1%
Abbott Laboratories	4,897	425,354
Coloplast A/S ADR	38,000	470,820
LeMaitre Vascular, Inc.	292	10,497
Sonova Holding AG ADR	12,000	549,060
Varian Medical Systems, Inc.†	3,428	486,810

		1,942,541

Medical-Biomedical/Gene — 0.3%
CSL, Ltd. ADR	5,000	486,250

Medical-Drugs — 3.0%
Merck & Co., Inc.	17,308	1,574,162
Novartis AG ADR	9,223	873,326
Novo Nordisk A/S ADR	7,500	434,100
Pfizer, Inc.	27,845	1,090,967
Roche Holding AG ADR	31,957	1,299,372

		5,271,927

Medical-HMO — 0.3%
UnitedHealth Group, Inc.	1,703	500,648

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	2,849	421,111
Universal Health Services, Inc., Class B	3,385	485,612

		906,723

Multimedia — 0.6%
Walt Disney Co.	7,028	1,016,460

Networking Products — 0.2%
Cisco Systems, Inc.	7,346	352,314

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	10,855	985,525

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	2,358	308,474

Security Description	Shares	Value (Note 2)
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	3,622	$164,547

Oil Companies-Exploration & Production — 0.6%
Cimarex Energy Co.	6,547	343,652
EOG Resources, Inc.	4,742	397,190
Vermilion Energy, Inc.(NYSE)	3,110	50,845
Vermilion Energy, Inc.(TSX)	20,000	327,200

		1,118,887

Oil Companies-Integrated — 1.2%
Chevron Corp.	2,593	312,482
Exxon Mobil Corp.	1,685	117,579
Royal Dutch Shell PLC, Class B ADR	28,476	1,707,706

		2,137,767

Oil Refining & Marketing — 0.7%
Delek US Holdings, Inc.	1,742	58,409
HollyFrontier Corp.	3,377	171,248
Marathon Petroleum Corp.	7,415	446,754
Valero Energy Corp.	6,033	564,990

		1,241,401

Oil-Field Services — 0.1%
Core Laboratories NV	5,300	199,651

Pipelines — 0.3%
Enterprise Products Partners LP	15,480	435,917
Targa Resources Corp.	1,582	64,593

		500,510

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	205	30,303

Private Equity — 0.3%
KKR & Co, Inc. Class A	16,098	469,579

Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	861	41,776

Real Estate Investment Trusts — 2.4%
Agree Realty Corp.	439	30,805
Alexandria Real Estate Equities, Inc.	9,118	1,473,286
American Tower Corp.	3,300	758,406
CyrusOne, Inc.	7,918	518,075
Digital Realty Trust, Inc.	4,114	492,610
EastGroup Properties, Inc.	201	26,667
EPR Properties	883	62,375
Four Corners Property Trust, Inc.	1,008	28,416
Granite Real Estate Investment Trust	559	28,403
Medical Properties Trust, Inc.	3,359	70,908
National Health Investors, Inc.	420	34,222
National Retail Properties, Inc.	691	37,051
Realty Income Corp.	4,278	314,989
STORE Capital Corp.	9,612	357,951

		4,234,164

Real Estate Management/Services — 0.4%
Daito Trust Construction Co., Ltd. ADR	22,000	677,600
Newmark Group, Inc., Class A	6,369	85,695

		763,295

Recreational Vehicles — 0.0%
Brunswick Corp.	320	19,194

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	16,035	915,759

11

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.5%
Lululemon Athletica, Inc.†	3,408	$789,531

Retail-Discount — 0.3%
Costco Wholesale Corp.	1,601	470,566

Retail-Jewelry — 0.1%
Tiffany & Co.	1,439	192,322

Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	442	370,003
Starbucks Corp.	3,058	268,859

		638,862

Rubber-Tires — 0.4%
Bridgestone Corp. ADR	37,000	684,130

Savings & Loans/Thrifts — 0.2%
Washington Federal, Inc.	11,760	431,004

Security Services — 0.2%
Secom Co., Ltd. ADR	13,000	289,510

Semiconductor Components-Integrated Circuits — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,969	1,450,699

Semiconductor Equipment — 0.5%
Kulicke & Soffa Industries, Inc.	2,797	76,078
MKS Instruments, Inc.	958	105,390
Teradyne, Inc.	4,237	288,921
Tokyo Electron, Ltd. ADR	8,000	437,040

		907,429

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	9,798	689,191
Reckitt Benckiser Group PLC ADR	26,800	443,808

		1,132,999

SupraNational Banks — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	21,087	450,840

Telecom Services — 0.8%
BCE, Inc.	23,973	1,111,149
Telenor ASA ADR	15,500	277,558

		1,388,707

Telephone-Integrated — 0.3%
Verizon Communications, Inc.	8,555	525,277

Television — 0.2%
Nexstar Media Group, Inc., Class A	3,639	426,673

Textile-Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	6,432	599,913

Tools-Hand Held — 0.2%
MSA Safety, Inc.	508	64,191
Snap-on, Inc.	1,653	280,018

		344,209

Toys — 1.2%
Hasbro, Inc.	17,465	1,844,479
Nintendo Co., Ltd. ADR	6,800	339,320

		2,183,799

Transport-Marine — 0.1%
Kirby Corp.†	2,474	221,497

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail — 0.2%
Union Pacific Corp.	1,759	$318,010

Transport-Services — 0.2%
Expeditors International of Washington, Inc.	4,677	364,900

Web Portals/ISP — 0.6%
Alphabet, Inc., Class A†	821	1,099,639

Total Common Stocks (cost $77,265,745)		98,882,617

EXCHANGE-TRADED FUNDS — 4.6%
Invesco QQQ Trust, Series 1 ETF	20,000	4,252,200
Vanguard Global ex-U.S. Real Estate ETF	65,500	3,870,395

Total Exchange-Traded Funds (cost $7,009,902)		8,122,595

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	$250,000	265,525
Wells Fargo & Co. FRS 5.66% (3 ML+3.77%) due 03/15/2020(1)	134,000	135,675

Total Preferred Securities/Capital Securities (cost $374,223)		401,200

ASSET BACKED SECURITIES — 3.4%
Diversified Financial Services — 3.4%
ACE Securities Corp. Mtg. Loan Trust VRS Series 2007-D1, Class A4 6.93% due 02/25/2038*(2)	77,821	75,159
Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	251,774
Americredit Automobile Receivables Trust Series 2018-3, Class A2A 3.11% due 01/18/2022	93,924	94,147
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	199,387
BANK VRS Series 2019-BN19, Class C 4.03% due 08/15/2061(2)(3)	200,000	209,566
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(4)	245,843	265,036
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.74% due 06/10/2047(2)(3)	250,000	258,424
Commonbond Student Loan Trust Series 2019-AGS, Class A1 2.54% due 01/25/2047*	98,915	97,993
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	109,883	112,515
CPS Auto Receivables Trust Series 2018-D, Class A 3.06% due 01/18/2022*	62,478	62,580

12

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(2)(4)	$89,080	$90,249
Daimler Trucks Retail Trust Series 2019-1, Class A2 2.77% due 04/15/2021*	64,999	65,135
Drug Royalty Series 2014-1, Class A2 3.48% due 07/15/2023*	29,733	29,731
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	250,040
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(3)	215,855	215,157
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(3)	200,000	203,362
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 4.96% due 04/10/2047(2)(3)	200,000	206,098
JP Morgan Mtg. Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(4)	51,693	52,634
JP Morgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(4)	153,047	153,441
JP Morgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(4)	144,850	146,400
JP Morgan Mtg. Trust VRS Series 2017-3, Class B2 3.84% due 08/25/2047*(2)(4)	182,855	189,521
JP Morgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(4)	65,809	66,742
MMAF Equipment Finance LLC Series 2019-A, Class A2 2.84% due 01/10/2022*	97,190	97,584
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	57,525	57,494
Navient Private Education Refi Loan Trust Series 2019-FA, Class A1 2.18% due 08/15/2068*	236,182	236,053
Navient Student Loan Trust FRS Series 2017-A, Class A1 2.14% (1 ML+0.40%) due 12/16/2058*	4,241	4,241
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(4)	88,384	94,377
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.53% due 08/25/2055*(2)(4)	76,662	82,631
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/15/2023*	250,000	255,148

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
PSMC Trust VRS Series 2018-4, Class A3 4.00% due 11/25/2048*(2)(4)	$110,716	$110,731
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(4)	287	286
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(4)	86,602	84,300
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(4)	162,273	164,213
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(4)	147,364	147,411
Sequoia Mtg. Trust VRS Series 2017-2, Class B2 3.63% due 02/25/2047*(2)(4)	93,149	95,022
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(4)	78,025	79,638
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 2.09% (3 ML+0.20%) due 12/15/2039	106,163	103,098
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	155,466
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	250,000	253,844
Trafigura Securitisation Finance PLC FRS Series 2017-1A, Class A1 2.59% (1 ML+0.85%) due 12/15/2020*	300,000	300,292
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	59,105	59,109
Wells Fargo Mtg. Backed Securities VRS Series 2019-4, Class A3 3.50% due 09/25/2049*(2)(4)	246,795	250,819
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 3.98% due 06/15/2046*(2)(3)	140,000	133,322

Total Asset Backed Securities (cost $6,040,716)		6,060,170

U.S. CORPORATE BONDS & NOTES — 20.8%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	285,497

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	150,000	149,927

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	186,228	194,136

13

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	$337,093	$353,863

		547,999

Apparel Manufacturers — 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	243,264

Auto-Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	249,560

Auto/Truck Parts & Equipment-Original — 0.1%
Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023	250,000	213,750

Banks-Commercial — 0.4%
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	250,036
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	260,820
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	252,615

		763,471

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	505,116
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	257,981

		763,097

Banks-Super Regional — 0.7%
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	255,793
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	531,608
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	250,955
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	265,767

		1,304,123

Brewery — 0.5%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	579,377
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	250,000	272,467

		851,844

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.5%
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	$250,000	$264,858
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	250,000	255,469
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	306,686

		827,013

Cellular Telecom — 0.6%
Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	276,740
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	275,832
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	516,665

		1,069,237

Chemicals-Diversified — 0.3%
Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	223,086
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	259,177

		482,263

Computers — 0.2%
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	263,803

Containers-Paper/Plastic — 0.5%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	523,750
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	295,000

		818,750

Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	254,206
Bank of America Corp. FRS Senior Notes 3.13% (3 ML+1.16%) due 01/20/2023	250,000	253,623
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	265,888
Citigroup, Inc. FRS Senior Notes 3.34% (3 ML+1.43%) due 09/01/2023	200,000	204,245
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	550,891

14

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. FRS Senior Notes 3.05% (3 ML+1.11%) due 04/26/2022	$250,000	$252,508
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	250,000	262,355
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	265,631
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	265,028
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	254,443
Morgan Stanley FRS Senior Notes 3.37% (3 ML+1.40%) due 04/21/2021	250,000	253,742
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	270,516
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	304,508

		3,657,584

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	588,423

Electric-Distribution — 0.3%
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	500,000	565,827

Electric-Generation — 0.0%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	24,909	25,945

Electric-Integrated — 1.5%
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	523,572
Black Hills Corp. Senior Notes 4.25% due 11/30/2023	250,000	265,049
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	615,029
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	278,029
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	985,000

		2,666,679

Electric-Transmission — 0.4%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	617,442

Security Description	Principal Amount	Value (Note 2)
Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	$250,000	$250,524
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	264,968

		515,492

Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	276,132

Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	250,000	250,040

Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	264,726

Gas-Distribution — 0.2%
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	250,000	330,845

Home Decoration Products — 0.1%
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	250,000	260,689

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	539,688

Independent Power Producers — 0.0%
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020†(5)	500,000	0

Insurance-Multi-line — 0.1%
Allstate Corp. FRS Senior Notes 2.59% (3 ML+0.63%) due 03/29/2023	250,000	250,646

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	250,000	254,192

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	592,040

Medical Products — 0.2%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	265,000

Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	200,000	202,996

15

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	$250,000	$257,893
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	265,369

		726,258

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	255,154
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027*	500,000	535,136

		790,290

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	250,000	262,547

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	552,580

Non-Hazardous Waste Disposal — 0.6%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	250,000	260,000
Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	263,750
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	265,201
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	260,625

		1,049,576

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	555,000

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	448,950
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	157,500

		606,450

Oil Companies-Exploration & Production — 0.4%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	264,073
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	238,437

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	$250,000	$236,500

		739,010

Oil Refining & Marketing — 0.2%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	262,436

Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	252,132
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	500,000	546,221

		798,353

Physical Therapy/Rehabilitation Centers — 0.3%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	437,000	441,916

Pipelines — 1.7%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	250,000	241,507
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	241,653
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	250,851
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	317,197
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	631,376
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	519,366
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	532,841
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	254,676

		2,989,467

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	250,000	259,874
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026	500,000	300,000
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	263,826

16

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	$250,000	$260,482
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	263,031
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	278,133
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	534,649
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	256,596

		2,416,591

Retail-Automobile — 0.1%
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	250,000	256,965

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(5)	125,000	0

Steel-Specialty — 0.5%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	840,623

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	520,000

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	284,042

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	538,355

Telecommunication Equipment — 0.1%
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	235,000

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	250,000	228,125

Vitamins & Nutrition Products — 0.3%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	500,000	530,000

Web Hosting/Design — 0.2%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	275,578

Total U.S. Corporate Bonds & Notes (cost $34,718,118)		36,654,150

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Agricultural Chemicals — 0.2%
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	$250,000	$260,625

Banks-Commercial — 0.1%
ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	255,614

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	250,000	264,451

Diversified Banking Institutions — 0.1%
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	250,000	257,285

Electric-Generation — 0.1%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	258,750

Oil Companies-Integrated — 0.3%
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	545,786

Total Foreign Corporate Bonds & Notes (cost $1,751,432)		1,842,511

U.S. GOVERNMENT AGENCIES — 9.6%
Federal Home Loan Mtg. Corp. — 2.9%
2.75% due 06/19/2023	250,000	259,650
3.00% due 01/01/2031	80,247	83,165
3.00% due 01/01/2033	59,579	61,622
3.00% due 04/01/2035	42,344	43,495
3.00% due 10/01/2042	253,635	261,916
3.00% due 05/01/2043	100,551	103,701
3.00% due 07/01/2045	127,464	131,293
3.50% due 07/01/2042	94,086	99,236
3.50% due 10/01/2042	88,955	94,176
3.50% due 08/01/2043	154,140	164,215
3.50% due 02/01/2044	136,738	143,834
3.50% due 08/01/2045	176,380	188,195
3.50% due 07/01/2046	66,660	71,010
3.50% due 01/01/2047	182,011	193,142
4.00% due 04/01/2043	150,095	163,702
4.00% due 10/01/2045	155,348	169,159
4.00% due 08/01/2047	167,560	182,419
4.00% due 01/01/2048	108,165	118,163
4.00% due 06/01/2048	167,508	181,594
4.00% due 07/01/2049	93,684	101,309
4.50% due 11/01/2043	81,061	90,401
5.00% due 01/01/2034	40,338	44,500
5.00% due 04/01/2035	35,083	38,706
5.00% due 03/01/2048	77,074	86,824
6.00% due 05/01/2031	8,552	9,800
6.00% due 09/01/2032	1,940	2,137
7.50% due 12/01/2030	9,895	10,243
7.50% due 01/01/2031	9,669	10,356
7.50% due 02/01/2031	920	1,012

17

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K020, Class A2
2.37% due 05/25/2022(3)	$90,000	$90,709
Series K058, Class A2
2.65% due 08/25/2026(3)	120,000	122,960
Series K074, Class A2
3.60% due 01/25/2028(3)	160,000	173,543
Series K076, Class A2
3.90% due 04/25/2028(3)	80,000	88,398
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K069, Class A2
3.19% due 09/25/2027(2)(3)	70,000	73,989
Series K031, Class A2
3.30% due 04/25/2023(2)(3)	100,000	103,914
Series K035, Class A2
3.46% due 08/25/2023(2)(3)	160,000	167,508
Series K036, Class A2
3.53% due 10/25/2023(2)(3)	70,000	73,562
Series K075, Class A2
3.65% due 02/25/2028(2)(3)	50,000	54,366
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(4)	84,426	85,077
Series 4033, Class ED
2.50% due 10/15/2036(4)	93,405	94,389
Series 4097, Class HI
3.00% due 08/15/2027(4)(6)	461,977	28,880
Series 4579, Class BA
3.00% due 01/15/2043(4)	85,431	87,504
Series 4343, Class DI
3.50% due 08/15/2040(4)(6)	214,706	14,987
Series 4786, Class DH
3.50% due 07/15/2042(4)	50,000	51,002
Series 4121, Class UI
3.50% due 10/15/2042(4)(6)	353,626	55,899
Series 4650, Class CA
3.50% due 05/15/2043(4)	31,933	32,613
Series 4673, Class NT
3.50% due 09/15/2043(4)	120,000	124,369
Series 3924, Class LB
4.00% due 05/15/2039(4)	200,000	206,505
Series 4135, Class DI
4.00% due 11/15/2042(4)(6)	170,157	22,680
Series 4808, Class DL
4.00% due 11/15/2045(4)	30,000	32,120
Series K085, Class A2
4.06% due 10/25/2028(2)(3)	100,000	111,855
Federal Home Loan Mtg. Corp. STRIPS Series 276, Class 40 4.00% due 09/15/2042(4)	72,044	77,626

		5,083,430

Federal National Mtg. Assoc. — 5.2%
1.38% due 02/26/2021	500,000	498,742
1.75% due 07/02/2024	400,000	400,456
2.00% due 02/01/2032	101,424	100,811
2.50% due 06/01/2027	88,711	89,975

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
2.50% due 08/01/2028	$99,264	$100,921
2.50% due 03/01/2030	70,824	72,008
3.00% due 04/01/2027	26,674	27,477
3.00% due 05/01/2029	38,182	39,545
3.00% due 03/01/2030	81,255	84,159
3.00% due 08/01/2031	113,742	117,810
3.00% due 10/01/2036	89,317	92,245
3.00% due 10/01/2042	94,425	97,441
3.00% due 11/01/2042	154,133	159,056
3.00% due 12/01/2042	225,001	232,062
3.00% due 02/01/2043	85,763	88,741
3.00% due 04/01/2043	123,130	125,737
3.00% due 06/01/2043	151,671	156,516
3.00% due 08/01/2043	119,721	123,542
3.00% due 07/01/2046	182,903	187,726
3.00% due 12/01/2046	76,753	78,777
3.00% due 12/01/2049	123,535	125,475
3.50% due 08/01/2031	55,868	58,585
3.50% due 02/01/2033	106,628	111,817
3.50% due 01/01/2036	128,304	133,791
3.50% due 06/01/2039	56,107	58,534
3.50% due 09/01/2042	98,903	105,305
3.50% due 11/01/2042	127,248	135,424
3.50% due 02/01/2043	46,396	49,733
3.50% due 05/01/2043	110,752	118,720
3.50% due 09/01/2044	65,346	70,039
3.50% due 11/01/2044	111,749	119,777
3.50% due 03/01/2045	112,425	118,949
3.50% due 06/01/2045	54,978	58,931
3.50% due 09/01/2045	59,077	62,898
3.50% due 11/01/2045	127,570	136,036
3.50% due 03/01/2046	84,937	91,041
3.50% due 04/01/2046	131,613	141,073
3.50% due 03/01/2047	134,119	143,754
3.50% due 10/01/2047	159,449	168,325
4.00% due 09/01/2038	45,364	47,503
4.00% due 09/01/2040	120,034	128,736
4.00% due 08/01/2043	135,202	147,348
4.00% due 04/01/2044	155,777	169,783
4.00% due 08/01/2044	100,084	109,270
4.00% due 10/01/2044	141,202	150,992
4.00% due 12/01/2044	80,686	88,545
4.00% due 09/01/2045	63,679	69,882
4.00% due 05/01/2046	152,712	166,179
4.00% due 07/01/2046	67,338	73,895
4.00% due 08/01/2046	133,690	143,683
4.00% due 07/01/2047	77,127	84,622
4.00% due 10/01/2047	81,107	88,160
4.00% due 12/01/2047	81,202	88,892
4.00% due 02/01/2048	84,359	91,220
4.00% due 03/01/2049	92,580	100,851
4.50% due 03/01/2041	145,875	158,384
4.50% due 09/01/2043	270,701	301,789
4.50% due 12/01/2044	127,984	142,681
4.50% due 11/01/2045	146,989	162,881
4.50% due 08/01/2048	132,548	146,519
4.50% due 09/01/2048	175,396	194,903
5.00% due 02/01/2040	100,903	113,236
5.00% due 07/01/2041	123,130	138,233
5.00% due 02/01/2044	121,354	135,343
6.00% due 05/01/2031	3,814	4,361
6.50% due 09/01/2024	5,425	6,021

18

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 09/01/2025	$1,579	$1,752
6.50% due 11/01/2025	2,629	2,918
6.50% due 05/01/2026	6,627	7,356
6.50% due 11/01/2027	125	139
6.50% due 01/01/2032	2,888	3,206
7.00% due 05/01/2029	3,335	3,733
7.00% due 09/01/2029	4,475	4,528
7.00% due 01/01/2031	1,743	1,839
7.50% due 01/01/2031	4,862	5,185
7.50% due 02/01/2031	1,245	1,276
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 2.18% due 06/25/2045(2)(4)(6)	216,415	11,438
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI
2.50% due 02/25/2028(4)(6)	277,802	16,449
Series 2017-54, Class IO
3.00% due 07/25/2032(4)(6)	278,080	26,874
Series 2016-62, Class IA
3.00% due 10/25/2040(4)(6)	317,436	20,415
Series 2016-92, Class A
3.00% due 04/25/2042(4)	74,508	76,043
Series 2016-100, Class DA
3.00% due 02/25/2043(4)	53,861	55,164
Series 2016-38, Class NA
3.00% due 01/25/2046(4)	168,539	173,295
Series 2018-12, Class P
3.00% due 03/25/2046(4)	25,438	25,885
Series 2016-4, Class LI
3.50% due 02/25/2036(4)(6)	362,693	43,894
Series 2015-20, Class EH
3.50% due 11/25/2042(4)	200,000	211,032
Series 2017-66, Class C
3.50% due 08/25/2045(4)	60,000	63,026
Series 2015-12, Class BY
4.00% due 03/25/2045(4)	100,000	112,118
Series 2015-18, Class IA
4.50% due 04/25/2045(4)(6)	293,454	56,556
Series 2002-16, Class TM
7.00% due 04/25/2032(4)	56,734	64,939

		9,124,926

Government National Mtg. Assoc. — 1.5%
3.00% due 11/15/2042	201,355	208,588
3.00% due 02/15/2043	136,315	141,206
3.00% due 12/20/2046	100,493	103,783
3.00% due 07/20/2047	187,327	193,235
3.50% due 09/15/2042	105,327	110,806
3.50% due 05/15/2043	55,784	59,218
3.50% due 09/20/2045	111,057	117,063
3.50% due 06/20/2046	135,726	141,879
3.50% due 04/20/2047	157,365	163,710
3.50% due 05/20/2047	82,989	87,579
3.50% due 11/20/2047	87,942	91,900
4.00% due 10/20/2044	115,600	122,156
4.00% due 07/20/2047	77,571	81,300
4.50% due 05/15/2039	34,377	37,435
5.50% due 07/20/2033	60,716	68,301
6.00% due 07/20/2033	41,630	47,522
6.50% due 12/15/2023	5,741	6,333
6.50% due 03/20/2027	389	389

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.50% due 04/20/2027	$5,583	$5,789
7.00% due 12/15/2022	1,134	1,136
7.00% due 12/15/2023	1,031	1,088
7.00% due 04/15/2028	7,952	8,120
7.50% due 09/15/2030	3,666	3,775
7.50% due 01/15/2031	5,088	5,578
Government National Mtg. Assoc. REMIC VRS
Series 2018-99, Class IO
0.48% due 06/16/2060(2)(3)(6)	364,894	19,488
Series 2013-101, Class IO
0.54% due 10/16/2054(2)(3)(6)	1,908,596	51,407
Series 2017-157, Class IO
0.57% due 12/16/2059(2)(3)(6)	962,131	50,884
Series 2013-97, Class IO
0.59% due 02/16/2060(2)(3)(6)	975,647	56,366
Series 2013-57, Class IO
0.67% due 06/16/2054(2)(3)(6)	1,976,992	43,768
Series 2013-40, Class IO
0.76% due 06/16/2054(2)(3)(6)	953,874	34,108
Series 2013-30, Class IO
0.79% due 09/16/2053(2)(3)(6)	1,260,308	47,662
Series 2014-135, Class IO
0.79% due 01/16/2056(2)(3)(6)	580,751	26,110
Series 2012-139, Class IO
0.84% due 02/16/2053(2)(3)(6)	3,021,736	162,462
Series 2018-25, Class IO
0.89% due 06/16/2045(2)(3)(6)	1,264,268	59,534
Series 2013-80, Class IO
0.94% due 03/16/2052(2)(3)(6)	1,008,906	55,450
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH
2.60% due 05/16/2059(3)	95,494	95,195
Series 2017-190, Class AD
2.60% due 03/16/2060(3)	95,597	95,350
Series 2012-3, Class LA
3.50% due 03/20/2038(4)	10,100	10,111
Series 2018-155, Class LM
3.50% due 11/20/2045(4)	70,000	71,919
Series 2017-87, Class IO
4.00% due 01/20/2046(4)(6)	149,682	15,651

		2,703,354

Total U.S. Government Agencies (cost $16,985,111)		16,911,710

U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 0.4%
2.25% due 08/15/2046	250,000	243,574
3.00% due 11/15/2044	250,000	279,297
6.25% due 08/15/2023	80,000	92,934

		615,805

United States Treasury Notes — 0.7%
1.13% due 03/31/2020	240,000	239,681
1.25% due 01/31/2020	220,000	219,929
1.25% due 02/29/2020	220,000	219,854
1.63% due 06/30/2020	220,000	220,000
2.13% due 12/31/2022	80,000	81,219
2.25% due 02/29/2020	220,000	220,202
3.13% due 05/15/2021	100,000	102,043

		1,302,928

Total U.S. Government Treasuries (cost $1,918,793)		1,918,733

19

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS(8)(9)(10) — 0.4%
Computer Software — 0.3%
Ivanti Software, Inc. FRS 2nd Lien 10.72% (1 ML+9.00%) due 01/20/2025	$500,000	$490,000

Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 5.44% (3 ML+ 3.50%) due 10/31/2024	246,250	218,425

Total Loans (cost $740,465)		708,425

Total Long-Term Investment Securities (cost $146,804,505)		171,502,111

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 12/31/2019, to be repurchased 01/02/2020 in the amount of $4,177,058 collateralized by $4,260,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2021 and having an approximate value of $4,265,325 (cost $4,177,000)	4,177,000	4,177,000

TOTAL INVESTMENTS (cost $150,981,505)(7)	99.6%	175,679,111
Other assets less liabilities	0.4	628,688

NET ASSETS	100.0%	$176,307,799

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $8,849,828 representing 5.0% of net assets.
(1)	Perpetual maturity—maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Securities classified as Level 3 (see Note 2).
(6)	Interest Only
(7)	See Note 6 for cost of investments on a tax basis.
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

NYSE — New York Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TSX — Toronto Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2019 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

20

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$98,882,617	$—	$—	$98,882,617
Exchange-Traded Funds	8,122,595	—	—	8,122,595
Preferred Securities/Capital Securities	—	401,200	—	401,200
Asset Backed Securities	—	6,060,170	—	6,060,170
U.S. Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Savings & Loans/Thrifts . . . . . . . . . .	—	—	0	0
Other Industries . . . . . . . . . . . . . . . . . .	—	36,654,150	—	36,654,150
Foreign Corporate Bonds & Notes	—	1,842,511	—	1,842,511
U.S. Government Agencies	—	16,911,710	—	16,911,710
U.S. Government Treasuries	—	1,918,733	—	1,918,733
Loans	—	708,425	—	708,425
Repurchase Agreements	—	4,177,000	—	4,177,000

Total Investments at Value	$107,005,212	$68,673,899	$0	$175,679,111

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

21

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited)

Industry Allocation*

E-Commerce/Products	9.3%
Enterprise Software/Service	6.4
Computer Software	4.4
Electronic Components-Semiconductors	4.2
Internet Content-Entertainment	4.1
Medical Products	3.8
Computers	3.6
Medical-Biomedical/Gene	3.5
Applications Software	3.3
Internet Content-Information/News	2.9
Multimedia	2.8
Medical-Drugs	2.8
Resorts/Theme Parks	2.5
Finance-Credit Card	2.4
Commercial Services-Finance	2.4
Drug Delivery Systems	2.3
Diagnostic Equipment	2.3
Diversified Manufacturing Operations	2.2
Patient Monitoring Equipment	2.0
Recreational Centers	1.9
Apparel Manufacturers	1.8
E-Commerce/Services	1.7
Repurchase Agreements	1.7
Aerospace/Defense-Equipment	1.7
Retail-Building Products	1.6
Veterinary Diagnostics	1.6
Entertainment Software	1.5
Healthcare Safety Devices	1.5
Retail-Floor Coverings	1.4
Cruise Lines	1.4
Communications Software	1.4
Schools	1.4
Office Automation & Equipment	1.3
Retail-Apparel/Shoe	1.2
Aerospace/Defense	1.2
Distribution/Wholesale	1.2
Private Equity	1.2
Machinery-Pumps	1.1
Security Services	1.1
Food-Misc./Diversified	1.0
Web Hosting/Design	1.0
Retail-Misc./Diversified	0.9
Athletic Equipment	0.9
Transport-Truck	0.8
Data Processing/Management	0.1

100.8%

*	Calculated as a percentage of net assets

22

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Aerospace/Defense — 1.2%
Raytheon Co.	78,818	$17,319,467

Aerospace/Defense-Equipment — 1.7%
L3Harris Technologies, Inc.	118,505	23,448,584

Apparel Manufacturers — 1.8%
Carter’s, Inc.	101,793	11,130,047
Under Armour, Inc., Class A†	265,990	5,745,384
Under Armour, Inc., Class C†	455,744	8,741,170

		25,616,601

Applications Software — 3.1%
ServiceNow, Inc.†	157,124	44,359,248

Athletic Equipment — 0.9%
Peloton Interactive, Inc., Class A†	433,017	12,297,683

Commercial Services-Finance — 2.4%
PayPal Holdings, Inc.†	312,015	33,750,663

Communications Software — 1.4%
Slack Technologies, Inc., Class A†	855,068	19,221,929

Computer Software — 4.4%
Splunk, Inc.†	321,149	48,098,486
Zoom Video Communications, Inc., Class A†	200,756	13,659,438

		61,757,924

Computers — 3.6%
Apple, Inc.	175,927	51,660,964

Cruise Lines — 1.4%
Norwegian Cruise Line Holdings, Ltd.†	341,259	19,932,938

Data Processing/Management — 0.1%
DocuSign, Inc.†	10,741	796,016

Diagnostic Equipment — 2.3%
Thermo Fisher Scientific, Inc.	101,029	32,821,291

Distribution/Wholesale — 1.2%
Copart, Inc.†	183,838	16,718,228

Diversified Manufacturing Operations — 2.2%
Ingersoll-Rand PLC	230,257	30,605,760

Drug Delivery Systems — 2.3%
DexCom, Inc.†	150,353	32,888,215

E-Commerce/Products — 9.1%
Amazon.com, Inc.†	62,287	115,096,410
Wayfair, Inc., Class A†	155,330	14,037,172

		129,133,582

E-Commerce/Services — 1.3%
Uber Technologies, Inc.†	642,163	19,097,928

Electronic Components-Semiconductors — 4.2%
Advanced Micro Devices, Inc.†	837,128	38,390,690
Marvell Technology Group, Ltd.	806,799	21,428,582

		59,819,272

Enterprise Software/Service — 6.4%
Alteryx, Inc., Class A†	136,909	13,700,483
Guidewire Software, Inc.†	297,801	32,689,616
Workday, Inc., Class A†	265,320	43,631,874

		90,021,973

Security Description	Shares	Value (Note 2)
Entertainment Software — 1.5%
Activision Blizzard, Inc.	267,377	$15,887,541
DraftKings, Inc.†(1)(2)(5)	1,438,464	4,922,424

		20,809,965

Finance-Credit Card — 2.4%
American Express Co.	276,099	34,371,564

Food-Misc./Diversified — 1.0%
Lamb Weston Holdings, Inc.	163,739	14,086,466

Healthcare Safety Devices — 1.5%
Tandem Diabetes Care, Inc.†	345,892	20,618,622

Internet Content-Entertainment — 4.1%
Facebook, Inc., Class A†	107,960	22,158,790
Pinterest, Inc., Class A†	1,087,790	20,276,405
Roku, Inc.†	111,433	14,920,879

		57,356,074

Internet Content-Information/News — 2.9%
Spotify Technology SA†	274,365	41,031,286

Machinery-Pumps — 1.1%
Dover Corp.	140,933	16,243,938

Medical Products — 3.8%
ABIOMED, Inc.†	75,516	12,882,274
Haemonetics Corp.†	289,382	33,249,992
Novocure, Ltd.†	90,356	7,614,300

		53,746,566

Medical-Biomedical/Gene — 3.5%
Biogen, Inc.†	31,384	9,312,574
Exact Sciences Corp.†	198,007	18,311,687
Ionis Pharmaceuticals, Inc.†	213,618	12,904,664
Sage Therapeutics, Inc.†	121,158	8,746,396

		49,275,321

Medical-Drugs — 2.8%
Ascendis Pharma A/S ADR†	66,767	9,288,625
Galapagos NV†	89,110	18,641,549
Galapagos NV ADR†	16,721	3,458,404
Reata Pharmaceuticals, Inc., Class A†	37,305	7,626,261

		39,014,839

Multimedia — 2.8%
Walt Disney Co.	274,897	39,758,353

Office Automation & Equipment — 1.3%
Zebra Technologies Corp., Class A†	74,098	18,927,593

Patient Monitoring Equipment — 2.0%
Insulet Corp.†	162,519	27,823,253

Private Equity — 1.2%
Blackstone Group, Inc., Class A	298,187	16,680,581

Recreational Centers — 1.9%
Planet Fitness, Inc., Class A†	361,981	27,032,741

Resorts/Theme Parks — 2.5%
Marriott Vacations Worldwide Corp.	153,821	19,805,992
Vail Resorts, Inc.	63,922	15,330,413

		35,136,405

Retail-Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	77,931	17,770,606

Retail-Building Products — 1.6%
Lowe’s Cos., Inc.	187,948	22,508,652

Retail-Floor Coverings — 1.4%
Floor & Decor Holdings, Inc., Class A†	400,027	20,325,372

23

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Misc./Diversified — 0.9%
Five Below, Inc.†	96,753	$12,370,839

Schools — 1.4%
2U, Inc.†	197,471	4,737,329
Grand Canyon Education, Inc.†	151,142	14,477,892

		19,215,221

Security Services — 1.1%
Brink’s Co.	168,149	15,247,751

Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	99,645	11,636,543

Veterinary Diagnostics — 1.6%
Elanco Animal Health, Inc.†	759,197	22,358,352

Web Hosting/Design — 1.0%
GoDaddy, Inc., Class A†	201,381	13,677,797

Total Common Stocks (cost $1,161,911,050)		1,388,292,966

CONVERTIBLE PREFERRED SECURITIES — 0.8%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	126,818	142,036

Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)	93,690	2,251,043

E-Commerce/Products — 0.2%
One Kings Lane Inc., Escrow†(2)	291,563	46,650
The Honest Co., Inc., Series C†(1)(2)	97,634	3,216,064

		3,262,714

E-Commerce/Services — 0.4%
Airbnb, Inc., Series E†(1)(2)	46,491	5,620,607

Total Convertible Preferred Securities (cost $10,585,279)		11,276,400

Total Long-Term Investment Securities (cost $1,172,496,329)		1,399,569,366

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$4,845,000	$4,845,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	4,405,000	4,405,000
BNP Paribas SA Joint Repurchase Agreement(3)	4,405,000	4,405,000
Deutsche Bank AG Joint Repurchase Agreement(3)	5,225,000	5,225,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	4,845,000	4,845,000

Total Repurchase Agreements (cost $23,725,000)		23,725,000

TOTAL INVESTMENTS (cost $1,196,221,329)(4)	100.8%	1,423,294,366
Liabilities in excess of other assets	(0.8)	(11,600,931)

NET ASSETS	100.0%	$1,411,693,435

†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc.	07/16/2015	640,163	$2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	$5,419,738	$4,922,424	$3.42	0.35%

Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	5,620,607	120.90	0.40
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,216,064	32.94	0.22
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,251,043	24.03	0.16
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	142,036	1.12	0.01

				$16,152,174		1.14%

(2)	Securities classified as Level 3 (see Note 2).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
(5)	DraftKings Inc. has entered into a definitive business combination agreement, which is subject to certain closing conditions, with Diamond Eagle Acquisition Corp., a publicly traded special purpose acquisition company, and SBTech, an international turnkey provider of cutting-edge sports betting and gaming technologies. On December 22, 2019, in connection with the proposed business combination, the Portfolio entered into a Subscription Agreement, which is subject to certain closing conditions, to purchase 93,075 shares of Class A Common Shares of Diamond Eagle Acquisition Corp. at $10.00 per share in a Private Investment in Public Equity deal.
ADR	— American Depositary Receipt

24

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Entertainment Software	$15,887,541	$—	$4,922,424	$20,809,965
Other Industries	1,367,483,001	—	—	1,367,483,001
Convertible Preferred Securities	—	—	11,276,400	11,276,400
Repurchase Agreements	—	23,725,000	—	23,725,000

Total Investments at Value	$1,383,370,542	$23,725,000	$16,198,824	$1,423,294,366

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2018	$3,792,096	$34,312,478
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain . . . . . . . . . . . . . . . . . .	138,495	313,589
Realized Loss	—	(304,085)
Change in unrealized appreciation(1) .	1,254,974	1,754,747
Change in unrealized depreciation(1) .	(124,646)	(8,578,785)
Net Purchases . . . . . . . . . . . . . . . . .	—	—
Net Sales . . . . . . . . . . . . . . . . . . . . .	(138,495)	(3,191,142)
Transfers into Level 3	—	—
Transfers out of Level 3(2)	—	(13,030,402)

Balance as of 12/31/2019	$4,922,424	$11,276,400

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2019 includes:

Common Stocks	Convertible Preferred Securities
$1,254,974	$185,890

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2019.

(2)	Convertible Preferred Securities were converted to Common Stock upon the Company’s IPO listing. Securities are now valued using Level 1 inputs.

25

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 12/31/2019	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$4,922,424	Market Approach	Pending Transaction Price*	$3.64
			Discount for Uncertainty	10.0%
Convertible Preferred Securities	$2,251,043	Market Approach	Market Transaction Price*	$27.00
			Liquidation Preference*	$23.033
	$5,620,607	Market Approach	Last Twelve Months Revenue Multiple*	7.60x
			2021 Estimated Revenue Multiple*	5.00x-7.50x (5.75x)
			2021 Estimated Gross Profit Multiple*	5.60x
			2022 Estimated Revenue Multiple*	4.50x
			2022 Estimated Gross Profit Multiple*	5.10x
			2023 Estimated Revenue Multiple*	4.20x
			2023 Estimated Gross Profit Multiple*	4.70x
			Discount for Lack of Marketability	10%-15% (11.7%)
	$3,216,064	Market Approach with Option Pricing Method (“OPM”)	2020 Estimated Revenue Multiple*	2.75x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	17.5%
			Term to liquidity event in years	3.00
			Risk-free rate	1.59%
	$142,036	Market Approach with Option Pricing Method (“OPM”) and Cost Approach	Last Twelve Months Revenue Multiple*	1.1x
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	59.8%
			Term to liquidity event in years	3.00
			Risk-free rate	1.58%
			Abandoment Value*	$0.000000
	$46,650	Income Approach	Future Cash Flows*	$0.16
			Discount for Potential Claims	50.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See	Notes to Financial Statements

26

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	20.8%
United States Treasury Notes	18.4
Federal National Mtg. Assoc.	10.9
United States Treasury Bonds	8.3
Diversified Financial Services	8.3
Banks-Commercial	5.6
Diversified Banking Institutions	5.2
Repurchase Agreements	3.0
Government National Mtg. Assoc.	2.7
Municipal Bonds & Notes	2.6
Electric-Integrated	1.8
Sovereign	1.1
Real Estate Investment Trusts	0.7
Gas-Distribution	0.7
Medical-Hospitals	0.7
Insurance-Multi-line	0.6
Cable/Satellite TV	0.6
Medical-Drugs	0.6
Banks-Super Regional	0.6
Brewery	0.5
Electric-Distribution	0.4
Uniform Mtg. Backed Securities	0.4
Transport-Services	0.4
Insurance-Life/Health	0.4
Oil Companies-Exploration & Production	0.4
E-Commerce/Products	0.4
Medical Labs & Testing Services	0.3
Enterprise Software/Service	0.3
Insurance-Mutual	0.3
Applications Software	0.3
Banks-Fiduciary	0.2
Internet Content-Information/News	0.2
Cellular Telecom	0.2
Tobacco	0.2
Computers	0.2
Auto-Cars/Light Trucks	0.2
Medical-HMO	0.2
Resolution Funding Corp	0.2
Schools	0.2
Telephone-Integrated	0.2
Diversified Manufacturing Operations	0.1
Rental Auto/Equipment	0.1
Water	0.1
Oil Companies-Integrated	0.1
Building Societies	0.1
Special Purpose Entities	0.1
Multimedia	0.1

100.0%

Credit Quality†#

Aaa	70.2%
Aa	5.8
A	14.9
Baa	4.1
Not Rated@	5.0

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
*	Calculated as a percentage of net assets

27

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 8.3%
Diversified Financial Services — 8.3%
Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*	$852,300	$858,055
Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(1)	4,024,994	4,026,682
Angel Oak Mtg. Trust I LLC VRS Series 2019-6, Class A1 2.62% due 11/25/2059*(1)(2)	1,341,546	1,339,253
Angel Oak Mtg. Trust I LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(2)	352,720	352,355
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	1,538,652	1,543,320
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(2)	1,358,661	1,374,039
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	2,842,034	2,875,084
Apidos CLO FRS Series 2013-16A, Class A1R 2.95% (3 ML+0.98%) due 01/19/2025*(3)	40,896	40,876
Apidos CLO FRS Series 2015-22A, Class A1 3.47% (3 ML+1.50%) due 10/20/2027*(3)	3,000,000	2,998,539
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	640,131	640,781
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	1,273,763	1,284,901
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	1,864,486	1,896,435
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 3.08% (3 ML+1.11%) due 07/20/2031*(3)	795,000	790,263
Canadian Pacer Auto Receivables Trust Series 2017-1A, Class A3 2.05% due 03/19/2021*	338,224	338,196
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A2A 3.00% due 06/21/2021*	335,500	336,150
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	230,000	232,887
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	1,194,199	1,205,544
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	1,092,190	1,091,292
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	2,554,051	2,554,681
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	1,452,848	1,473,484

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(1)	$1,400,269	$1,416,487
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(1)(2)	522,681	522,962
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(1)(2)	548,616	549,490
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(2)	610,326	613,529
COLT Mtg. Loan Trust VRS Series 2018-4, Class A1 4.01% due 12/28/2048*(1)(2)	374,094	375,618
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 3.09% (3 ML+1.15%) due 10/25/2028*(3)	1,820,000	1,819,501
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,041,899
Daimler Trucks Retail Trust Series 2019-1, Class A2 2.77% due 04/15/2021*	828,733	830,467
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(2)	382,116	381,882
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(1)(2)	669,756	669,330
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(1)(2)	565,731	569,513
Enterprise Fleet Financing LLC Series 2019-3, Class A2 2.06% due 05/20/2025*	1,535,000	1,533,508
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	828,141	827,886
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	1,135,044	1,139,841
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	2,004,341	2,031,393
Exeter Automobile Receivables Trust Series 2019-4A, Class A 2.18% due 01/17/2023*	1,448,599	1,449,036
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	1,081,094	1,081,606
First Investors Auto Owner Trust Series 2016-1A, Class C 3.41% due 04/18/2022*	689,727	690,963
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	589,985
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A 2.44% due 09/15/2026	1,525,000	1,528,976

28

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	$1,092,645	$1,095,191
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	826,955
Hertz Fleet Lease Funding LP Series 2019-1, Class A2 2.70% due 01/10/2033*	3,575,000	3,600,850
Horizon Aircraft Finance II, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	464,615	464,043
Horizon Aircraft Finance III, Ltd. Series 2019-2, Class A 3.43% due 11/15/2039*	805,179	800,440
MACH 1, Ltd. Series 2019-1, Class A 3.47% due 10/15/2039*	552,708	548,910
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 2.75% (3 ML+0.75%) due 04/15/2029*(3)	8,000,000	7,913,704
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.09% (3 ML+1.16%) due 07/23/2029*(3)	4,300,000	4,295,197
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 2.80% (3 ML+0.80%) due 01/15/2028*(3)	5,535,000	5,518,500
Magnetite, Ltd. FRS Series 2016-18A, Class AR 2.99% (3 ML+1.08%) due 11/15/2028*(3)	2,878,000	2,875,611
Master Credit Card Trust FRS Series 2017-3, Class A 2.28% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,728,593
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(2)	1,278,987	1,293,294
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	420,942	420,158
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	1,356,323	1,362,379
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	1,556,537	1,557,537
MMAF Equipment Finance LLC Series 2019-B, Class A5 2.29% due 11/12/2041*	2,960,000	2,921,518
OneMain Direct Auto Receivables Trust Series 2017-2A, Class A 2.31% due 12/14/2021*	113,754	113,729
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	3,815,000	3,865,474

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Santander Retail Auto Lease Trust Series 2019-A, Class A2 2.72% due 01/20/2022*	$787,815	$792,089
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	376,239	376,189
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3 3.33% due 08/25/2022*	6,115,000	6,177,489
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,421,089
SoFi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	47,837	47,853
SoFi Consumer Loan Program Trust Series 2018-4, Class A 3.54% due 11/26/2027*	1,936,036	1,951,608
Sound Point CLO, Ltd. FRS Series 2013-2RA, Class A1 2.95% (3 ML+0.95%) due 04/15/2029*(3)	4,700,000	4,670,334
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,072,521
Start III, Ltd. Series 2019-2, Class A 3.54% due 11/15/2044*	570,556	570,544
START, Ltd. Series 2019-1, Class A 4.09% due 03/15/2044*	823,393	834,021
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.13% (3 ML+1.16%) due 10/20/2026*(3)	2,740,852	2,739,632
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	1,027,341	1,024,771
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	2,173,526	2,186,335
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	1,083,858	1,095,315
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.04% (3 ML+1.07%) due 10/20/2028*(3)	5,995,000	5,991,948
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2 3.19% due 07/15/2044*	787,367	792,334
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,654,108	1,705,722
Verus Securitization Trust VRS Series 2019-2, Class A1 3.21% due 05/25/2059*(1)(2)	1,453,354	1,462,264
Westlake Automobile Receivables Trust Series 2019-3A, Class A2 2.15% due 02/15/2023*	1,670,000	1,670,073

Total Asset Backed Securities (cost $128,504,070)		128,700,903

29

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 14.3%
Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	$4,015,000	$4,062,557

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,915,502

Banks-Commercial — 0.7%
BB&T Corp. Senior Notes 2.20% due 03/16/2023	4,700,000	4,731,220
BB&T Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,648,791
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,157,103
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	909,983

		11,447,097

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,273,024
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,515,821

		3,788,845

Banks-Super Regional — 0.6%
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	506,214
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,021,557
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,824,328
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	750,168
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,833,079
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	688,069

		8,623,415

Brewery — 0.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,584,000	4,749,257
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	437,000	444,812

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	$2,040,000	$2,149,851

		7,343,920

Cable/Satellite TV — 0.6%
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,793,399
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,766,731
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	674,000	742,565
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	231,817
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,549,947
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	1,142,824

		9,227,283

Cellular Telecom — 0.2%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,588,043

Computers — 0.2%
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,112,029
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,927,597

		3,039,626

Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc. Senior Notes 2.38% due 12/01/2029	530,000	529,853

Diversified Banking Institutions — 2.4%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,583,114
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	1,915,000	1,981,228
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,379,875
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	2,903,861
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,364,861
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,150,783

30

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	$2,075,000	$2,148,256
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,751,933
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,399,015
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	4,775,000	5,434,386
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,454,117
Morgan Stanley Senior Notes 3.63% due 01/20/2027	2,700,000	2,874,998
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,511,353

		36,937,780

E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,250,000	1,293,711
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	1,000,000	1,261,932

		2,555,643

Electric-Distribution — 0.2%
Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	3,200,000	3,846,167

Electric-Integrated — 1.8%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	3,000,000	3,171,931
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	228,941
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,767,183
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,483,047
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,281,899
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	499,281
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	708,952
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,000,000	1,062,497

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Niagara Mohawk Power Corp. Senior Notes 4.28% due 12/15/2028*	$1,930,000	$2,153,167
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	314,709
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,554,596
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	3,268,769
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	889,616
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	455,477
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,925,885
Westar Energy, Inc. Senior Sec. Notes 3.25% due 09/01/2049	3,200,000	3,152,802

		27,918,752

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	5,040,000	5,124,167

Gas-Distribution — 0.7%
Boston Gas Co. Senior Notes 3.00% due 08/01/2029*	995,000	1,018,767
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	1,655,000	1,711,495
Brooklyn Union Gas Co. Senior Notes 3.41% due 03/10/2026*	1,170,000	1,216,805
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,533,708
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,618,358

		11,099,133

Insurance-Life/Health — 0.4%
Nationwide Financial Services, Inc. Company Guar. Notes 3.90% due 11/30/2049*	2,035,000	2,120,868
Principal Life Global Funding II Sec. Notes 2.50% due 09/16/2029*	4,000,000	3,983,904

		6,104,772

Insurance-Multi-line — 0.6%
Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,141,570
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	6,005,920

31

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	$965,000	$979,307
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,427,767

		9,554,564

Insurance-Mutual — 0.3%
New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,802,967
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	294,000	294,864

		5,097,831

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	419,000	430,949

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	5,124,379

Medical-Drugs — 0.6%
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,780,780
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,937,108
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,918,487

		8,636,375

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,408,709
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,258,503

		2,667,212

Medical-Hospitals — 0.7%
CommonSpirit Health Senior Sec. Notes 3.82% due 10/01/2049	4,000,000	3,903,311
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,311,341
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,793,981
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	2,963,288

		10,971,921

Security Description	Principal Amount	Value (Note 2)
Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	$826,000	$963,335

Real Estate Investment Trusts — 0.7%
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	1,030,000	1,040,499
SBA Tower Trust Mtg. Notes 3.16% due 10/10/2045*	3,665,000	3,668,682
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,540,260
Simon Property Group LP Senior Notes 2.45% due 09/13/2029	1,640,000	1,614,548
WEA Finance LLC Company Guar. Notes 4.13% due 09/20/2028*	3,220,000	3,487,023

		11,351,012

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	2,000,000	2,206,076

Schools — 0.2%
Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,340,048

Special Purpose Entity — 0.1%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,059,500	1,166,250

Telephone-Integrated — 0.2%
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	2,000,000	2,318,513

Tobacco — 0.2%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	3,000,000	3,164,980

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	500,000	596,277

Transport-Services — 0.4%
Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,106,481	1,136,449
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,078,250

		6,214,699

Water — 0.1%
American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,277,779

Total U.S. Corporate Bonds & Notes (cost $212,093,217)		222,234,755

32

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 8.8%
Banks-Commercial — 4.9%
Bank of Montreal Notes 2.50% due 01/11/2022*	$4,000,000	$4,052,519
BPCE SA Sub. Notes 5.70% due 10/22/2023*	10,075,000	11,126,931
Canadian Imperial Bank of Commerce FRS Senior Notes 2.61% (3 ML+0.72%) due 06/16/2022	2,845,000	2,873,096
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	7,200,000	7,338,723
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	877,266
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,276,687
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,401,947
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,838,624
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,802,256
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,205,227
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,277,729
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,394,006
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,136,708
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	4,805,000	4,835,009
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,022,738
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,029,571
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,051,349

		76,540,386

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	1,180,000	1,213,829

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions — 2.8%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	$2,145,000	$2,162,358
Bank of Nova Scotia Senior Notes 2.70% due 08/03/2026	6,570,000	6,687,138
BNP Paribas SA Senior Notes 2.82% due 11/19/2025*	1,905,000	1,927,626
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	397,749
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	2,103,238
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	5,165,000	5,353,998
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,229,171
Credit Suisse Group AG FRS Senior Notes 3.13% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,769,601
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	1,155,000	1,230,738
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,676,216
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,626,413
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,208,932
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	4,986,890
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,355,000	1,382,998
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,475,000	1,500,474

		43,243,540

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	2,485,000	2,588,714

E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	3,125,736

Internet Content-Information/News — 0.2%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	2,240,000	2,341,646
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,255,000	1,355,346

		3,696,992

33

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.4%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	$670,000	$692,154
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029*	1,905,000	1,975,069
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 2.95% due 11/12/2029*	3,205,000	3,215,700

		5,882,923

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,059,975
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	214,320

		1,274,295

Total Foreign Corporate Bonds & Notes (cost $134,508,791)		137,566,415

FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,381,469

Sovereign — 1.1%
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,780,680
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,835,000	2,884,839
State of Qatar Senior Bonds 2.38% due 06/02/2021*	6,060,000	6,075,708
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,520,633
State of Qatar Senior Notes 4.00% due 03/14/2029*	2,126,000	2,372,624

		16,634,484

Total Foreign Government Obligations (cost $18,833,888)		20,015,953

MUNICIPAL BONDS & NOTES — 2.6%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	1,365,000	1,405,595
Bay Area Toll Authority Revenue Bonds 2.57% due 04/01/2031	1,535,000	1,526,082
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	625,000	1,014,600

Security Description	Principal Amount	Value (Note 2)
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	$115,000	$121,090
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,221,944
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	195,883
County of Broward FL Airport System Revenue Bonds Series C 3.48% due 10/01/2043	435,000	436,931
Foothill-Eastern Transportation Corridor Agency Revenue Bonds Series A 3.92% due 01/15/2053	2,670,000	2,634,062
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,475,245
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	915,000	1,008,302
Massachusetts School Building Authority Revenue Bonds Series B 3.40% due 10/15/2040	710,000	709,787
Metropolitan Transportation Authority Revenue Bonds 6.67% due 11/15/2039	815,000	1,156,738
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,466,000	1,973,940
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	355,000	488,981
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	1,070,000	1,678,755
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,124,240
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	2,845,000	3,550,190
Sales Tax Securitization Corp. Revenue Bonds Series A 4.79% due 01/01/2048	2,920,000	3,392,310
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,218,070
State of California General Obligation Bonds 7.35% due 11/01/2039	1,005,000	1,543,801

34

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.55% due 04/01/2039	$70,000	$112,281
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,300,000	2,582,601
University of California Revenue Bonds Series BD 3.35% due 07/01/2029	675,000	718,288
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	2,022,933
Utility Debt Securitization Authority Revenue Bonds Series T 3.44% due 12/15/2025	1,695,000	1,745,511

Total Municipal Bonds & Notes (cost $36,829,091)		40,058,160

U.S. GOVERNMENT AGENCIES — 35.0%
Federal Home Loan Mtg. Corp. — 20.8%
2.50% due 10/01/2031	5,434,167	5,509,973
2.50% due 11/01/2049	23,928,459	23,664,838
2.50% due 12/01/2049	2,408,422	2,381,888
3.00% due 06/01/2046	8,441,717	8,651,082
3.00% due 09/01/2046	26,658,644	27,356,865
3.00% due 10/01/2046	1,947,383	1,995,725
3.00% due 11/01/2046	28,950,236	29,731,489
3.00% due 12/01/2046	34,290,214	35,153,918
3.00% due 01/01/2047	362,195	371,182
3.00% due 11/01/2049	15,295,203	15,519,035
3.00% due 12/01/2049	11,029,998	11,192,631
3.00% due 01/01/2050	29,444,361	29,888,748
3.50% due 08/01/2047	24,126,803	25,065,432
3.50% due 10/01/2047	17,668,351	18,384,127
3.50% due 05/01/2048	2,190,944	2,271,621
3.50% due 08/01/2048	24,403,081	25,108,160
3.50% due 09/01/2048	9,958,153	10,265,787
3.50% due 11/01/2048	6,407,311	6,591,231
4.00% due 09/01/2026	510,691	534,036
4.00% due 12/01/2040	4,114,536	4,415,673
4.00% due 12/01/2049	3,381,255	3,536,242
6.00% due 12/01/2039	147,521	163,696
7.50% due 05/01/2027	679	760
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K713, Class B 3.17% due 04/25/2046*(1)(4)	485,000	484,608
Series 2010-K7, Class B 5.52% due 04/25/2020*(1)(4)	1,115,000	1,116,239
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K097, Class A1 2.16% due 05/25/2029(4)	4,237,384	4,196,637
Series K736, Class A2 2.28% due 07/25/2026(4)	1,255,000	1,256,634
Series KJ25, Class A2 2.61% due 01/25/2026(4)	5,870,000	5,978,357

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K733, Class A2 3.75% due 08/25/2025(4)	$2,800,000	$3,003,297
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K731, Class A2 3.60% due 02/25/2025(1)(4)	2,740,000	2,899,552
Federal Home Loan Mtg. Corp. REMIC
Series 4654, Class KA 3.00% due 06/15/2045(2)	6,814,731	6,980,706
Series 4758, Class CA 3.00% due 07/15/2047(2)	4,299,224	4,426,944
Federal Home Loan Mtg. Corp. SCRT
Series 2018-4, Class MA 3.50% due 03/25/2058(2)	1,308,460	1,356,035
Series 2019-1, Class MA 3.50% due 07/25/2058(2)	1,269,684	1,310,981
Series 2019-3, Class MA 3.50% due 10/25/2058(2)	2,324,301	2,416,084

		323,180,213

Federal National Mtg. Assoc. — 10.9%
2.00% due 09/01/2031	350,169	348,056
2.00% due 11/01/2031	413,798	411,298
2.00% due 12/01/2031	1,327,187	1,319,172
2.47% due 05/01/2025	3,261,848	3,307,833
2.50% due 03/01/2030	5,194,295	5,263,854
2.50% due 12/01/2049	6,592,757	6,520,125
2.68% due 05/01/2025	6,000,000	6,129,504
2.78% due 06/01/2026	1,450,000	1,490,958
2.81% due 07/01/2025	6,000,000	6,172,393
2.98% due 07/01/2022	6,695,725	6,841,308
2.99% due 10/01/2025	2,074,871	2,154,274
3.00% due 05/01/2027	474,758	487,227
3.00% due 06/01/2027	222,121	228,712
3.00% due 08/01/2027	152,118	156,602
3.00% due 10/01/2046	8,863,849	9,097,597
3.01% due 12/01/2024	3,644,811	3,782,078
3.07% due 02/01/2025	700,000	728,853
3.09% due 10/01/2025	996,860	1,039,594
3.12% due 05/01/2033	2,675,799	2,809,282
3.33% due 07/01/2022	5,294,000	5,457,493
3.50% due 11/01/2047	5,489,090	5,699,633
3.50% due 03/01/2048	2,541,198	2,639,142
3.50% due 11/01/2048	342,780	352,388
3.50% due 08/01/2049	2,146,466	2,207,194
4.00% due 09/01/2026	3,405,696	3,561,459
4.00% due 01/01/2046	6,621,273	7,012,254
4.00% due 02/01/2046	6,809,290	7,211,720
4.00% due 07/01/2048	170,752	177,814
4.00% due 08/01/2048	421,455	439,908
4.50% due 11/01/2026	689,223	725,630
4.50% due 01/01/2027	477,037	496,557
4.50% due 05/01/2039	31,119	33,718
4.50% due 06/01/2039	60,074	63,294
4.50% due 08/01/2039	8,339	9,051
4.50% due 11/01/2040	446,529	471,164
4.50% due 12/01/2040	212,384	230,655
4.50% due 07/01/2041	349,576	379,686
4.50% due 06/01/2043	149,094	157,637
4.50% due 10/01/2043	207,549	218,512
4.50% due 11/01/2043	71,914	75,859
5.50% due 03/01/2038	412,842	460,976

35

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 06/01/2038	$30,835	$34,516
5.50% due 08/01/2038	28,291	31,583
5.50% due 09/01/2039	16,410	18,405
5.50% due 05/01/2040	1,854	1,996
5.50% due 06/01/2040	9,781	10,830
6.50% due 02/01/2038	48,351	55,252
6.50% due 10/01/2039	53,270	60,086
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS Series 2015-M12, Class A2 2.80% due 05/25/2025(1)(4)	10,285,000	10,547,780
Federal National Mtg. Assoc. REMIC
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	3,474,047	3,484,276
Series 2017-51, Class AP 3.00% due 10/25/2045(2)	16,092,214	16,510,925
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	3,375,325	3,483,350
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	5,691,746	5,887,777
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	18,754,416	19,610,158
Series 2019-22, Class BA 3.50% due 12/25/2058(2)	996,677	1,040,118
Series 2019-28, Class JA 3.50% due 06/25/2059(2)	10,637,377	11,169,172
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 2.25% (1 ML+0.40%) due 10/25/2024(4)	988,981	987,146
Series 2017-M5, Class FA 2.34% (1 ML+0.49%) due 04/25/2024(4)	228,223	228,738

		169,532,572

Government National Mtg. Assoc. — 2.7%
4.00% due 02/15/2041	461,605	488,161
4.00% due 09/15/2041	613,955	653,620
4.00% due 02/15/2042	3,233	3,381
4.00% due 08/15/2042	121,518	131,238
4.00% due January 30 TBA	24,250,000	25,098,750
4.50% due 05/15/2040	458,942	498,521
4.50% due 06/15/2040	512,666	557,733
4.50% due 07/15/2040	808,445	871,591
4.50% due 05/15/2042	145,840	157,496
4.50% due January 30 TBA	3,025,000	3,162,543
5.00% due 07/15/2033	826,548	915,132
5.00% due 10/15/2033	43,777	47,290
5.00% due 11/15/2033	9,179	10,016
5.00% due 12/15/2033	16,623	17,906
5.00% due 01/15/2034	78,246	83,667
5.00% due 02/15/2034	56,862	60,778
5.00% due 03/15/2034	2,205	2,357
5.00% due 05/15/2034	7,274	8,040
5.00% due 06/15/2035	5,156	5,711
5.00% due 09/15/2035	63,602	69,631
5.00% due 11/15/2035	21,416	23,351
5.00% due 12/15/2035	15,097	16,548
5.00% due 02/15/2036	8,165	8,765
5.00% due 03/15/2036	7,090	7,578
5.00% due 09/15/2036	1,948	2,082
5.00% due 05/15/2038	8,640	9,235

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.00% due 07/15/2038	$53,767	$57,469
5.00% due 08/15/2038	21,249	23,656
5.00% due 11/15/2038	56,882	63,286
5.00% due 12/15/2038	229,768	255,851
5.00% due 06/15/2039	312,951	348,493
5.00% due 08/15/2039	73,999	82,311
5.00% due 07/15/2040	42,206	45,112
5.00% due 04/15/2041	180,845	201,295
5.50% due 10/15/2032	965	1,042
5.50% due 02/15/2033	57,521	61,647
5.50% due 05/15/2033	38,294	42,664
5.50% due 06/15/2033	49,602	54,969
5.50% due 07/15/2033	9,615	10,469
5.50% due 08/15/2033	5,574	5,977
5.50% due 09/15/2033	2,356	2,576
5.50% due 11/15/2033	74,707	80,493
5.50% due 01/15/2034	12,493	13,999
5.50% due 02/15/2034	43,719	47,899
5.50% due 03/15/2034	351,334	382,393
5.50% due 04/15/2034	17,506	19,591
5.50% due 05/15/2034	33,326	36,073
5.50% due 06/15/2034	10,483	11,399
5.50% due 07/15/2034	8,964	9,702
5.50% due 08/15/2034	11,181	12,087
5.50% due 09/15/2034	141,438	151,698
5.50% due 10/15/2034	109,029	116,945
5.50% due 04/15/2036	31,001	33,353
6.00% due 06/15/2028	10,633	11,706
6.00% due 08/15/2028	22,025	24,271
6.00% due 09/15/2028	27,560	30,343
6.00% due 10/15/2028	8,297	9,135
6.00% due 12/15/2028	31,015	34,703
6.00% due 04/15/2029	1,739	1,914
6.00% due 01/15/2032	4,322	4,782
6.00% due 02/15/2032	221	244
6.00% due 07/15/2032	6,061	6,693
6.00% due 09/15/2032	10,236	11,270
6.00% due 10/15/2032	152,955	170,314
6.00% due 11/15/2032	7,636	8,407
6.00% due 01/15/2033	1,850	2,037
6.00% due 02/15/2033	7,557	8,611
6.00% due 03/15/2033	13,237	14,574
6.00% due 04/15/2033	41,735	45,949
6.00% due 05/15/2033	73,093	80,474
6.00% due 12/15/2033	16,670	19,040
6.00% due 08/15/2034	3,205	3,586
6.00% due 09/15/2034	49,722	54,775
6.00% due 10/15/2034	33,506	37,307
6.00% due 05/15/2036	15,400	17,619
6.00% due 06/15/2036	176,524	200,707
6.00% due 07/15/2036	2,208,065	2,525,187
6.00% due 08/15/2036	55,997	64,035
6.00% due 12/15/2036	113,979	130,348
6.00% due 02/15/2037	45,721	52,053
6.00% due 08/15/2037	42,465	48,561
6.00% due 01/15/2038	184,002	214,013
6.00% due 03/15/2038	114,434	130,792
6.00% due 07/15/2038	65,989	75,445
6.00% due 08/15/2038	162,454	185,802
6.00% due 09/15/2038	264,616	298,383
6.00% due 10/15/2038	367,007	417,890
6.00% due 11/15/2038	142,580	160,529
6.00% due 12/15/2038	140,228	160,193

36

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 01/15/2039	$123,080	$139,288
6.00% due 02/15/2039	88,197	100,910
6.00% due 04/15/2039	71,362	78,604
6.00% due 12/15/2039	88,867	101,615
6.00% due 03/15/2040	188,941	208,512
6.00% due 04/15/2040	36,332	41,551
6.00% due 06/15/2041	120,340	137,536
6.50% due 06/15/2023	1,505	1,660
6.50% due 07/15/2023	7,242	7,988
6.50% due 08/15/2023	1,016	1,121
6.50% due 10/15/2023	4,046	4,464
6.50% due 11/15/2023	8,142	8,981
6.50% due 12/15/2023	23,705	26,148
6.50% due 02/15/2027	864	953
6.50% due 12/15/2027	1,343	1,481
6.50% due 01/15/2028	13,761	15,179
6.50% due 02/15/2028	5,506	6,074
6.50% due 03/15/2028	17,078	18,913
6.50% due 04/15/2028	8,463	9,344
6.50% due 05/15/2028	31,283	34,509
6.50% due 06/15/2028	36,651	40,472
6.50% due 07/15/2028	37,797	41,694
6.50% due 08/15/2028	23,307	25,788
6.50% due 09/15/2028	39,440	43,513
6.50% due 10/15/2028	30,756	33,994
6.50% due 11/15/2028	35,113	38,884
6.50% due 12/15/2028	29,872	33,037
6.50% due 02/15/2029	4,632	5,110
6.50% due 03/15/2029	12,687	13,996
6.50% due 04/15/2029	4,760	5,251
6.50% due 05/15/2029	49,554	54,664
6.50% due 06/15/2029	5,582	6,158
6.50% due 03/15/2031	1,845	2,035
6.50% due 04/15/2031	426	489
6.50% due 05/15/2031	41,717	46,122
6.50% due 06/15/2031	36,973	40,785
6.50% due 07/15/2031	98,122	109,394
6.50% due 08/15/2031	16,960	18,710
6.50% due 09/15/2031	53,158	58,639
6.50% due 10/15/2031	24,166	27,054
6.50% due 11/15/2031	21,004	23,170
6.50% due 01/15/2032	102,151	113,049
6.50% due 02/15/2032	41,494	45,772
6.50% due 04/15/2032	11,470	12,653
6.50% due 05/15/2032	14,068	15,519
7.00% due 11/15/2031	14,922	16,484
7.00% due 03/15/2032	13,196	15,036
7.00% due 01/15/2033	16,953	19,550
7.00% due 05/15/2033	44,902	51,530
7.00% due 07/15/2033	29,783	33,799
7.00% due 11/15/2033	44,533	51,160
8.00% due 10/15/2029	344	345
8.00% due 12/15/2029	1,116	1,119
8.00% due 01/15/2030	13,937	14,415
8.00% due 03/15/2030	106	107
8.00% due 04/15/2030	14,921	15,028
8.00% due 08/15/2030	1,248	1,251
8.00% due 09/15/2030	17,444	17,836
8.00% due 11/15/2030	1,529	1,612
8.00% due 02/15/2031	32,940	35,387
8.00% due 03/15/2031	8,904	8,927

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	$24,173	$25,962
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	175,928	197,501
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	85,418	98,564

		42,751,658

Resolution Funding Corp — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,476,981

Uniform Mtg. Backed Securities — 0.4%
2.50% due January 15 TBA	4,000,000	4,036,563
3.00% due January 15 TBA	3,003,000	3,077,723

		7,114,286

Total U.S. Government Agencies (cost $536,604,646)		545,055,710

U.S. GOVERNMENT TREASURIES — 26.7%
United States Treasury Bonds — 8.3%
2.25% due 08/15/2049	2,070,000	2,013,722
2.50% due 02/15/2045	7,555,000	7,726,758
2.50% due 05/15/2046	915,000	936,481
2.75% due 08/15/2047	2,965,000	3,187,722
2.75% due 11/15/2047	19,733,000	21,215,288
2.88% due 05/15/2043	31,130,000	33,986,421
2.88% due 08/15/2045	6,205,000	6,798,838
2.88% due 05/15/2049	8,265,000	9,134,439
3.00% due 02/15/2047	2,520,000	2,838,347
3.00% due 02/15/2048	2,300,000	2,592,172
3.00% due 08/15/2048(7)	14,060,000	15,875,168
3.00% due 02/15/2049	3,125,000	3,534,668
3.38% due 05/15/2044	2,895,000	3,433,289
3.63% due 02/15/2044	13,550,000	16,686,084

		129,959,397

United States Treasury Notes — 18.4%
1.50% due 03/31/2023	21,610,000	21,531,495
1.50% due 10/31/2024	6,595,000	6,540,127
1.63% due 10/31/2026	31,740,000	31,344,490
1.63% due 08/15/2029	25,995,000	25,344,110
1.75% due 06/30/2022	8,800,000	8,836,437
1.75% due 06/30/2024	35,585,000	35,697,593
1.75% due 11/15/2029	5,090,000	5,017,229
2.13% due 12/31/2022	23,290,000	23,644,809
2.38% due 05/15/2029	24,440,000	25,420,464
2.63% due 06/30/2023	13,360,000	13,811,944
2.63% due 12/31/2023	15,000,000	15,559,570
2.88% due 09/30/2023	14,325,000	14,961,231
2.88% due 10/31/2023	32,065,000	33,514,188
2.88% due 08/15/2028	23,135,000	24,951,459

		286,175,146

Total U.S. Government Treasuries (cost $396,110,260)		416,134,543

Total Long-Term Investment Securities (cost $1,463,483,963)		1,509,766,439

37

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 3.0%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$9,420,000	$9,420,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	8,565,000	8,565,000
BNP Paribas SA Joint Repurchase Agreement(5)	8,565,000	8,565,000
Deutsche Bank AG Joint Repurchase Agreement(5)	10,130,000	10,130,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	9,420,000	9,420,000

Total Repurchase Agreements (cost $46,100,000)		46,100,000

TOTAL INVESTMENTS (cost $1,509,583,963)(6)	100.0%	1,555,866,439
Other assets less liabilities	0.0	581,941

NET ASSETS	100.0%	$1,556,448,380

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $299,763,275 representing 19.3% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	See Note 2 for details of Joint Repurchase Agreement.
(6)	See Note 6 for cost of investments on a tax basis.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

STRIPS — Separate Trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates on FRS and VRS are the current interest rates at December 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

149	Long	U.S. Treasury 5 Year Notes	March 2020	$17,736,821	$17,672,797	$(64,024)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

38

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$128,700,903	$—	$128,700,903
U.S. Corporate Bonds & Notes	—	222,234,755	—	222,234,755
Foreign Corporate Bonds & Notes	—	137,566,415	—	137,566,415
Foreign Government Obligations	—	20,015,953	—	20,015,953
Municipal Bond & Notes	—	40,058,160	—	40,058,160
U.S. Government Agencies	—	545,055,710	—	545,055,710
U.S. Government Treasuries	—	416,134,543	—	416,134,543
Repurchase Agreements	—	46,100,000	—	46,100,000

Total Investments at Value	$—	$1,555,866,439	$—	$1,555,866,439

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$64,024	$—	$—	$64,024

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

39

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — December 31, 2019 — (unaudited)

Industry Allocation*

Sovereign	21.1%
United States Treasury Notes	8.8
Diversified Banking Institutions	4.0
Aerospace/Defense-Equipment	3.0
Electronic Components-Semiconductors	2.6
Internet Content-Entertainment	2.5
United States Treasury Bonds	2.4
Repurchase Agreements	2.3
E-Commerce/Products	2.2
Building-Heavy Construction	2.2
Industrial Automated/Robotic	2.0
Medical-HMO	1.6
Commercial Services-Finance	1.6
Diagnostic Equipment	1.5
Insurance-Multi-line	1.5
Internet Content-Information/News	1.5
Applications Software	1.4
Banks-Commercial	1.3
Entertainment Software	1.0
Oil Companies-Integrated	1.0
Insurance-Life/Health	1.0
Food-Misc./Diversified	1.0
Hotels/Motels	0.9
Data Processing/Management	0.9
Electric-Integrated	0.9
Web Portals/ISP	0.9
Finance-Credit Card	0.9
Retail-Discount	0.9
Medical Products	0.9
Gas-Distribution	0.9
Medical Instruments	0.9
Cable/Satellite TV	0.9
E-Commerce/Services	0.8
Enterprise Software/Service	0.8
Transport-Rail	0.8
Diversified Manufacturing Operations	0.8
Retail-Building Products	0.8
Wireless Equipment	0.8
Medical-Drugs	0.8
Computer Services	0.8
Oil-Field Services	0.7
Cosmetics & Toiletries	0.7
Oil Companies-Exploration & Production	0.7
Auto-Cars/Light Trucks	0.7
Building-Residential/Commercial	0.7
Schools	0.7
U.S. Government Treasuries	0.6
Private Equity	0.6
Electronic Forms	0.6
Telephone-Integrated	0.6
Beverages-Wine/Spirits	0.6
Commercial Services	0.6
Real Estate Investment Trusts	0.5
Aerospace/Defense	0.5
Medical-Hospitals	0.5
Veterinary Diagnostics	0.5
Insurance-Property/Casualty	0.5
Finance-Other Services	0.5
Human Resources	0.5
Apparel Manufacturers	0.5
Real Estate Operations & Development	0.5

Finance-Leasing Companies	0.4%
Electronic Components-Misc.	0.4
Communications Software	0.4
Building Products-Air & Heating	0.4
Metal-Diversified	0.4
Auto/Truck Parts & Equipment-Original	0.3
Financial Guarantee Insurance	0.3
Retail-Restaurants	0.3
Medical-Generic Drugs	0.2
Medical Labs & Testing Services	0.2
Research & Development	0.2
Transport-Truck	0.2
Medical-Biomedical/Gene	0.2
Exchange-Traded Funds	0.2
Banks-Special Purpose	0.2
Investment Management/Advisor Services	0.2
Food-Catering	0.1
Athletic Footwear	0.1
Trucking/Leasing	0.1
Banks-Super Regional	0.1

100.1%

*	Calculated as a percentage of net assets

40

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 63.4%
Aerospace/Defense — 0.5%
Lockheed Martin Corp.	895	$348,495

Aerospace/Defense-Equipment — 3.0%
Airbus SE	5,021	734,871
L3Harris Technologies, Inc.	2,631	520,596
Safran SA	2,012	310,657
United Technologies Corp.	2,652	397,163

		1,963,287

Apparel Manufacturers — 0.5%
Under Armour, Inc., Class A†	14,504	313,286

Applications Software — 1.4%
Intuit, Inc.	1,445	378,489
Microsoft Corp.	870	137,199
ServiceNow, Inc.†	1,386	391,295

		906,983

Athletic Footwear — 0.1%
NIKE, Inc., Class B	775	78,515

Auto-Cars/Light Trucks — 0.7%
Ferrari NV	980	162,549
General Motors Co.	7,421	271,609

		434,158

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	2,422	230,017

Banks-Commercial — 1.3%
HDFC Bank, Ltd. ADR	8,975	568,746
ING Groep NV	26,281	315,076

		883,822

Beverages-Wine/Spirits — 0.6%
Diageo PLC	8,865	375,821

Building Products-Air & Heating — 0.4%
Daikin Industries, Ltd.	1,800	253,135

Building-Heavy Construction — 2.2%
Cellnex Telecom SA*	3,906	168,113
China Tower Corp., Ltd.*	2,833,824	625,512
Vinci SA	5,702	633,197

		1,426,822

Building-Residential/Commercial — 0.7%
Berkeley Group Holdings PLC	4,612	296,839
Lennar Corp., Class A	2,454	136,909

		433,748

Cable/Satellite TV — 0.7%
Charter Communications, Inc., Class A†	886	429,781

Commercial Services — 0.6%
Intertek Group PLC	4,731	366,726

Commercial Services-Finance — 1.6%
Equifax, Inc.	2,778	389,253
Global Payments, Inc.	2,015	367,859
PayPal Holdings, Inc.†	2,843	307,527

		1,064,639

Communications Software — 0.4%
Slack Technologies, Inc., Class A†	11,546	259,554

Computer Services — 0.6%
Capgemini SE	3,374	412,145

Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.7%
Shiseido Co., Ltd.	6,642	$474,932

Data Processing/Management — 0.9%
DocuSign, Inc.†	2,110	156,372
Fidelity National Information Services, Inc.	3,259	453,295

		609,667

Diagnostic Equipment — 1.5%
Danaher Corp.	4,181	641,700
Thermo Fisher Scientific, Inc.	1,143	371,326

		1,013,026

Diversified Banking Institutions — 4.0%
Banco Santander SA	184,012	769,895
Bank of America Corp.	18,572	654,106
JPMorgan Chase & Co.	8,878	1,237,593

		2,661,594

Diversified Manufacturing Operations — 0.8%
Parker-Hannifin Corp.	2,643	543,982

E-Commerce/Products — 2.2%
Alibaba Group Holding, Ltd. ADR†	4,237	898,668
Amazon.com, Inc.†	319	589,461

		1,488,129

E-Commerce/Services — 0.8%
MercadoLibre, Inc.†	271	154,996
Uber Technologies, Inc.†	13,495	401,341

		556,337

Electric-Integrated — 0.7%
Duke Energy Corp.	5,194	473,745

Electronic Components-Misc. — 0.4%
Flex, Ltd.†	21,008	265,121

Electronic Components-Semiconductors — 2.6%
Advanced Micro Devices, Inc.†	4,748	217,743
Broadcom, Inc.	1,572	496,784
Infineon Technologies AG	22,881	524,704
Marvell Technology Group, Ltd.	11,670	309,955
Texas Instruments, Inc.	1,486	190,639

		1,739,825

Electronic Forms — 0.6%
Adobe, Inc.†	1,189	392,144

Enterprise Software/Service — 0.8%
Guidewire Software, Inc.†	1,851	203,184
Workday, Inc., Class A†	2,139	351,759

		554,943

Entertainment Software — 1.0%
Activision Blizzard, Inc.	4,920	292,347
Electronic Arts, Inc.†	3,620	389,186

		681,533

Finance-Credit Card — 0.9%
Pagseguro Digital, Ltd., Class A†	3,945	134,761
Visa, Inc., Class A	2,497	469,187

		603,948

Finance-Leasing Companies — 0.3%
AerCap Holdings NV†	3,120	191,786

41

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.5%
Intercontinental Exchange, Inc.	3,518	$325,591

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	4,407	216,031

Food-Catering — 0.1%
GrubHub, Inc.†	1,930	93,875

Food-Misc./Diversified — 1.0%
Nestle SA	5,948	644,386

Gas-Distribution — 0.9%
National Grid PLC	18,020	225,398
UGI Corp.	7,910	357,215

		582,613

Hotels/Motels — 0.9%
Marriott International, Inc., Class A	4,029	610,112

Human Resources — 0.5%
Recruit Holdings Co., Ltd.	8,404	316,245

Industrial Automated/Robotic — 2.0%
FANUC Corp.	1,800	332,439
Keyence Corp.	1,418	501,905
Rockwell Automation, Inc.	2,282	462,493

		1,296,837

Insurance-Life/Health — 1.0%
AIA Group, Ltd.	46,710	490,340
T&D Holdings, Inc.	12,900	162,819

		653,159

Insurance-Multi-line — 1.5%
Allianz SE	788	193,226
AXA SA	15,688	441,866
Ping An Insurance Group Co. of China, Ltd.	29,978	354,321

		989,413

Insurance-Property/Casualty — 0.5%
Tokio Marine Holdings, Inc.	5,896	329,208

Internet Content-Entertainment — 2.5%
Facebook, Inc., Class A†	4,230	868,208
Netflix, Inc.†	1,785	577,572
Pinterest, Inc., Class A†	9,895	184,443

		1,630,223

Internet Content-Information/News — 1.5%
Spotify Technology SA†	585	87,487
Tencent Holdings, Ltd.	18,599	896,498

		983,985

Investment Management/Advisor Services — 0.2%
XP, Inc., Class A†	2,800	107,856

Medical Instruments — 0.9%
Intuitive Surgical, Inc.†	535	316,266
Medtronic PLC	2,245	254,695

		570,961

Medical Labs & Testing Services — 0.2%
WuXi AppTec Co., Ltd.*	12,062	149,608

Medical Products — 0.9%
Abbott Laboratories	6,330	549,824

Security Description	Shares	Value (Note 2)
Medical Products (continued)
Koninklijke Philips NV	886	$43,251

		593,075

Medical-Biomedical/Gene — 0.2%
Illumina, Inc.†	365	121,085

Medical-Drugs — 0.7%
China National Accord Medicines Corp., Ltd., Class A	14,700	95,725
Eisai Co., Ltd.	2,300	171,308
Eli Lilly & Co.	1,235	162,316
Pharmaron Beijing Co., Ltd.†*	2,700	15,073

		444,422

Medical-Generic Drugs — 0.2%
Teva Pharmaceutical Industries, Ltd. ADR†	15,343	150,361

Medical-HMO — 1.6%
Anthem, Inc.	578	174,573
UnitedHealth Group, Inc.	3,061	899,873

		1,074,446

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	2,307	340,998

Metal-Diversified — 0.4%
Anglo American PLC	8,096	233,032

Oil Companies-Exploration & Production — 0.7%
Cabot Oil & Gas Corp.	8,493	147,863
Encana Corp.	69,341	324,665

		472,528

Oil Companies-Integrated — 1.0%
Galp Energia SGPS SA	7,523	125,734
TOTAL SA	9,671	533,720

		659,454

Oil-Field Services — 0.7%
Schlumberger, Ltd.	12,255	492,651

Private Equity — 0.6%
Blackstone Group, Inc., Class A	7,655	428,221

Real Estate Investment Trusts — 0.5%
Americold Realty Trust	2,902	101,744
Boston Properties, Inc.	1,848	254,765

		356,509

Real Estate Operations & Development — 0.5%
Mitsui Fudosan Co., Ltd.	12,648	308,914

Research & Development — 0.2%
Hangzhou Tigermed Consulting Co., Ltd., Class A	16,500	149,587

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	4,520	541,315

Retail-Discount — 0.9%
Walmart, Inc.	5,005	594,794

Retail-Restaurants — 0.3%
Domino’s Pizza, Inc.	662	194,482

Schools — 0.7%
Chegg, Inc.†	4,744	179,845
New Oriental Education & Technology Group, Inc. ADR	2,067	250,624

		430,469

42

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Shares/ Principal Amount(2)	Value (Note 2)

COMMON STOCKS (continued)
Telephone-Integrated — 0.5%
SoftBank Group Corp.	7,700	$335,231

Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	15	6,969

Transport-Rail — 0.8%
CSX Corp.	7,575	548,127

Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	788	149,547

Veterinary Diagnostics — 0.5%
Elanco Animal Health, Inc.†	11,248	331,254

Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	453	605,670

Wireless Equipment — 0.8%
Motorola Solutions, Inc.	3,269	526,767

Total Common Stocks (cost $37,721,117)		42,021,657

EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Japan ETF (cost $96,981)	1,975	116,999

U.S. CORPORATE BONDS & NOTES — 1.1%
Banks-Super Regional — 0.1%
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	$65,000	65,242

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 3.45% due 10/01/2021	45,000	46,322
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	60,000	61,723

		108,045

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 2.85% due 05/13/2022	100,000	102,262

Electric-Integrated — 0.2%
Florida Power & Light Co. FRS Senior Notes 2.31% (3 ML+0.40%) due 05/06/2022	85,000	85,002
Southern Co. Senior Notes 2.35% due 07/01/2021	50,000	50,253

		135,255

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.13% due 01/15/2020	75,000	74,996

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 11/21/2022*	80,000	80,404

Security Description		Principal Amount(2)	Value (Note 2)

Pipelines — 0.0%
MPLX LP FRS Senior Notes 2.79% (3 ML+0.90%) due 09/09/2021		$20,000	$20,061

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021		50,000	50,450

Television — 0.0%
Viacom, Inc. Senior Notes 4.50% due 03/01/2021		30,000	30,829

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*		75,000	75,010

Total U.S. Corporate Bonds & Notes (cost $737,386)			742,554

FOREIGN GOVERNMENT OBLIGATIONS — 21.3%
Banks-Special Purpose — 0.2%
China Development Bank Senior Notes 0.13% due 01/24/2020	EUR	100,000	112,196

Sovereign — 21.1%
Commonwealth of Australia Senior Notes 2.25% due 11/21/2022	AUD	60,000	43,705
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	354,000	275,605
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	14,000	11,902
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	21,719
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	25,000	18,690
Federal Republic of Germany Bonds zero Coupon due 10/18/2024	EUR	229,000	262,780
Federal Republic of Germany Bonds 0.25% due 02/15/2029	EUR	262,000	306,765
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	34,000	47,874
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	158,000	187,257
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	30,000	52,738
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	55,000	111,040

43

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	$95,163
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	73,490
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	53,266
Government of Canada Bonds 2.25% due 06/01/2029	CAD	196,000	158,107
Government of Canada Bonds 3.50% due 12/01/2045	CAD	53,000	55,384
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	16,092
Government of France Bonds zero Coupon due 02/25/2021	EUR	30,000	33,880
Government of France Bonds zero Coupon due 05/25/2021	EUR	100,000	113,100
Government of France Bonds zero Coupon due 02/25/2022	EUR	278,000	315,321
Government of France Bonds zero Coupon due 03/25/2025	EUR	366,000	417,112
Government of France Bonds 0.50% due 05/25/2029	EUR	206,000	240,253
Government of France Bonds 0.75% due 05/25/2028	EUR	229,000	273,421
Government of France Bonds 2.00% due 05/25/2048*	EUR	20,000	28,813
Government of France Bonds 3.25% due 05/25/2045	EUR	146,000	256,672
Government of France Bonds 4.00% due 04/25/2055	EUR	21,000	44,850
Government of France Bonds 4.50% due 04/25/2041	EUR	48,000	95,152
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	35,000,000	322,462
Government of Japan Senior Notes 0.10% due 11/01/2020	JPY	42,000,000	387,294
Government of Japan Senior Notes 0.10% due 03/20/2027	JPY	27,750,000	259,073
Government of Japan Senior Notes 0.10% due 03/20/2029	JPY	25,250,000	235,248

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	42,300,000	$389,765
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	20,500,000	192,667
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	9,350,000	84,426
Government of Japan Senior Notes 0.40% due 03/20/2056	JPY	11,100,000	100,926
Government of Japan Senior Notes 0.60% due 06/20/2024	JPY	11,900,000	113,079
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	16,450,000	155,219
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	20,950
Government of Japan Senior Notes 0.80% due 09/20/2047	JPY	35,900,000	365,786
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	38,250,000	360,980
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	6,500,000	60,990
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	57,300,000	640,159
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	65,967
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	8,450,000	104,595
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	17,300,000	190,700
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	30,900,000	391,569
Government of Malaysia Senior Notes 3.42% due 08/15/2022	MYR	75,000	18,496
Government of Malaysia Senior Notes 4.13% due 04/15/2032	MYR	100,000	25,696
Government of Malaysia Senior Notes 4.76% due 04/07/2037	MYR	61,000	16,723
Government of New Zealand Senior Notes 3.00% due 04/20/2029	NZD	518,000	388,934
Kingdom of Belgium Senior Notes 0.50% due 10/22/2024*	EUR	45,000	52,485

44

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	40,000	$47,806
Kingdom of Belgium Senior Notes 0.80% due 06/22/2028*	EUR	104,000	124,449
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	30,000	40,506
Kingdom of Belgium Notes 4.00% due 03/28/2022	EUR	63,000	77,986
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	50,000	95,335
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	408,000	69,047
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	122,000	34,165
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	564,000	65,481
Kingdom of Spain Bonds 0.05% due 10/31/2021	EUR	75,000	84,814
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	110,000	125,857
Kingdom of Spain Senior Notes 1.45% due 04/30/2029*	EUR	260,000	318,648
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	15,000	20,345
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	45,000	68,996
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	9,000	16,015
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	171,000	240,979
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	38,005
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	42,000	80,784
Kingdom of Sweden Bonds 0.75% due 11/12/2029*	SEK	200,000	22,599
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	40,000	6,576
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	225,000	25,189

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Kingdom of the Netherlands Bonds zero Coupon due 01/15/2024*	EUR	102,000	$116,572
Kingdom of the Netherlands Bonds 0.25% due 07/15/2029*	EUR	59,000	68,105
Kingdom of the Netherlands Bonds 0.50% due 01/15/2040*	EUR	40,000	46,631
Kingdom of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	70,000	84,921
Kingdom of the Netherlands Bonds 2.75% due 01/15/2047*	EUR	18,000	32,735
Republic of Austria Senior Notes zero Coupon due 07/15/2024*	EUR	75,000	85,546
Republic of Austria Senior Notes 0.50% due 02/20/2029*	EUR	21,000	24,577
Republic of Austria Senior Notes 1.50% due 02/20/2047*	EUR	32,000	43,651
Republic of Austria Senior Notes 2.10% due 09/20/2117*	EUR	2,000	3,544
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	15,000	21,797
Republic of Austria Senior Notes 3.15% due 06/20/2044*	EUR	15,000	26,908
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	36,940
Republic of Finland Senior Notes 0.50% due 09/15/2029*	EUR	10,000	11,707
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	5,000	6,253
Republic of Finland Senior Notes 1.38% due 04/15/2047*	EUR	12,000	16,267
Republic of Finland Senior Notes 2.00% due 04/15/2024*	EUR	15,000	18,580
Republic of Ireland Bonds 1.10% due 05/15/2029	EUR	30,000	36,717
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	10,000	12,810
Republic of Ireland Notes 1.70% due 05/15/2037	EUR	10,000	13,289
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	39,000	56,490

45

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Italy Bonds 0.05% due 01/15/2023*	EUR	220,000	$245,416
Republic of Italy Bonds 0.35% due 11/01/2021	EUR	221,000	249,752
Republic of Italy Bonds 0.35% due 02/01/2025	EUR	235,000	259,168
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	60,000	68,747
Republic of Italy Bonds 1.35% due 04/01/2030	EUR	164,000	182,930
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	195,000	233,996
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	13,000	15,180
Republic of Italy Bonds 3.00% due 08/01/2029	EUR	87,000	112,392
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	105,000	134,739
Republic of Italy Notes 3.35% due 03/01/2035*	EUR	18,000	24,090
Republic of Italy Bonds 3.85% due 09/01/2049*	EUR	49,000	71,128
Republic of Italy Bonds 5.00% due 09/01/2040*	EUR	35,000	57,062
Republic of Poland Bonds 2.50% due 07/25/2027	PLN	230,000	62,331
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	17,000	14,235
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	40,000	33,432
Republic of South Africa Senior Notes 8.25% due 03/31/2032	ZAR	1,632,000	106,901
United Kingdom Gilt Treasury Bonds 0.63% due 06/07/2025	GBP	23,000	30,424
United Kingdom Gilt Treasury Bonds 0.88% due 10/22/2029	GBP	141,000	187,495
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	22,000	29,622
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	157,212
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	72,000	137,262

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	$86,887
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	55,000	100,683
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	34,000	69,428
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	138,000	302,880
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	530,300	31,980
United Mexican States Bonds 10.00% due 12/05/2024	MXN	759,900	45,616
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	37,139

Total Foreign Government Obligations (cost $13,757,775)			14,122,285

U.S. GOVERNMENT TREASURIES — 11.2%
United States Treasury Bonds — 2.4%
2.75% due 11/15/2047		$75,000	80,634
2.88% due 05/15/2043		20,000	21,835
3.00% due 02/15/2048		520,500	586,620
3.13% due 05/15/2048		140,000	161,612
4.38% due 11/15/2039		154,000	206,426
5.00% due 05/15/2037		386,000	547,080

			1,604,207

United States Treasury Notes — 8.8%
0.25% due 07/15/2029 TIPS(1)		286,707	289,489
1.38% due 08/31/2023		536,000	531,059
2.00% due 02/28/2021		778,000	781,191
2.00% due 11/15/2026		70,000	70,812
2.13% due 08/15/2021(5)		798,000	804,671
2.13% due 06/30/2022		816,000	826,774
2.38% due 08/15/2024		440,000	453,475
2.50% due 05/15/2024		1,862,000	1,926,661
2.75% due 02/15/2028		118,000	125,803

			5,809,935

Total U.S. Government Treasuries (cost $7,352,334)			7,414,142

Total Long-Term Investment Securities (cost $59,665,593)			64,417,637

SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Treasuries — 0.6%
United States Treasury Bills Disc. Notes 1.58% due 01/21/2020 (cost $446,629)		447,000	446,653

46

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Security Description	Principal Amount(2)	Value (Note 2)
REPURCHASE AGREEMENTS — 2.3%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$305,000	$305,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	280,000	280,000
BNP Paribas SA Joint Repurchase Agreement(3)	280,000	280,000
Deutsche Bank AG Joint Repurchase Agreement(3)	345,000	345,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	305,000	305,000

Total Repurchase Agreements (cost $1,515,000)		1,515,000

TOTAL INVESTMENTS (cost $61,627,222)(4)	100.1%	66,379,290
Liabilities in excess of other assets	(0.1)	(91,074)

NET ASSETS	100.0%	$66,288,216

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $3,629,038 representing 5.5% of net assets.
(1)	Principal amount of security is adjusted for inflation.
(2)	Denominated in United States dollars unless otherwise indicated.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

The rates shown on FRS are the current rates at December 31, 2019 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

3 ML — 3 Month USD Libor

Currency Legend

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Sterling Pound

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

ZAR — South African Rand

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

1	Short	U.S. Treasury 5 Year Notes	March 2020	$119,102	$118,609	$493

						Unrealized (Depreciation)

6	Long	Australian 3 Year Bonds	March 2020	$487,582	$484,265	$(3,317)

4	Long	Euro-Schatz Futures	March 2020	502,274	502,095	(179)

1	Long	U.S. Treasury 2 Year Notes	March 2020	215,578	215,500	(78)

1	Long	U.S. Treasury 10 Year Notes	March 2020	129,745	128,422	(1,323)

1	Long	U.S. Treasury Ultra Bonds	March 2020	187,836	181,656	(6,180)

						(11,077)

		Net Unrealized Appreciation (Depreciation)				$(10,584)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

47

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Bank of America, N.A.	DKK	260,000	USD	38,478	01/10/2020	$—	$(569)

	EUR	100,000	USD	111,255	01/24/2020	—	(1,061)

	JPY	2,403,000	USD	22,216	01/10/2020	96	—

	NOK	531,000	USD	57,907	01/10/2020	—	(2,578)

	SEK	1,939,000	USD	202,639	01/10/2020	—	(4,456)

	SGD	64,000	USD	46,873	01/10/2020	—	(713)

	USD	44,082	JPY	4,810,000	01/10/2020	195	—

	ZAR	303,000	USD	20,669	01/10/2020	—	(945)

						291	(10,322)

Bank of Montreal	AUD	46,000	USD	31,635	01/10/2020	—	(652)

Barclays Bank PLC	JPY	11,907,000	USD	109,205	01/10/2020	—	(400)

	PLN	241,000	USD	61,545	01/10/2020	—	(1,978)

						—	(2,378)

BNP Paribas SA	EUR	106,000	USD	118,809	01/10/2020	—	(143)

	MXN	2,059,000	USD	104,576	01/10/2020	—	(4,221)

	USD	64,140	EUR	58,000	01/10/2020	947	—

	USD	269,974	GBP	205,000	01/10/2020	1,624	—

	USD	23,930	JPY	2,600,000	01/10/2020	3	—

						2,574	(4,364)

Canadian Imperial Bank of Commerce	USD	19,308	JPY	2,100,000	01/10/2020	23	—

Citibank N.A.	CHF	33,000	USD	33,610	01/10/2020	—	(498)

	GBP	145,000	USD	189,937	01/10/2020	—	(2,169)

	JPY	1,887,000	USD	17,427	01/10/2020	57	—

	USD	33,420	EUR	30,000	01/10/2020	246	—

	USD	142,292	SEK	1,359,000	01/10/2020	2,856	—

						3,159	(2,667)

Commonwealth Bank of Australia Sydney	NZD	600,000	USD	386,040	01/10/2020	—	(17,900)

Goldman Sachs International	MYR	239,000	USD	57,869	01/17/2020	—	(632)

	ZAR	1,185,000	USD	79,890	01/10/2020	—	(4,642)

						—	(5,274)

HSBC Bank USA	EUR	71,000	USD	78,906	01/10/2020	—	(770)

	USD	75,234	CAD	100,000	01/10/2020	1,779	—

						1,779	(770)

JPMorgan Chase Bank N.A.	CHF	187,000	USD	190,736	01/10/2020	—	(2,542)

	EUR	220,000	USD	244,129	01/10/2020	—	(2,753)

	USD	190,580	EUR	171,000	01/10/2020	1,314	—

	USD	286,995	JPY	31,375,000	01/10/2020	1,814	—

						3,128	(5,295)

Morgan Stanley & Co. International PLC	AUD	505,000	USD	342,723	01/10/2020	—	(11,726)

	DKK	439,000	USD	64,908	01/10/2020	—	(1,022)

	EUR	6,038,000	USD	6,670,435	01/10/2020	—	(105,348)

	JPY	255,109,000	USD	2,346,779	01/10/2020	—	(1,519)

	USD	14,252	AUD	21,000	01/10/2020	488	—

	USD	211,194	CHF	210,000	01/10/2020	5,855	—

	USD	497,782	JPY	54,120,000	01/10/2020	397	—

						6,740	(119,615)

48

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2019 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Royal Bank of Canada	USD	26,561	JPY	2,900,000	01/10/2020	$134	$—

Standard Chartered Bank	EUR	136,000	USD	150,331	01/10/2020	—	(2,286)

State Street Bank and Trust Company	CAD	15,000	USD	11,290	01/10/2020	—	(262)

	JPY	208,725,000	USD	1,919,204	01/10/2020	—	(2,126)

	USD	67,382	EUR	60,000	01/10/2020	—	(51)

	USD	27,756	GBP	21,000	01/10/2020	66	—

	USD	389,064	JPY	42,313,000	01/10/2020	431	—

						497	(2,439)

Toronto Dominion Bank	CAD	694,000	USD	521,721	01/10/2020	—	(12,752)

	GBP	913,000	USD	1,177,911	01/10/2020	—	(31,695)

	JPY	10,270,000	USD	94,026	01/10/2020	—	(510)

	USD	3,759	CAD	5,000	01/10/2020	92	—

	USD	12,902	GBP	10,000	01/10/2020	347	—

						439	(44,957)

Net Unrealized Appreciation/(Depreciation)						$18,764	$(218,919)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — British Sterling Pound

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$37,310,655	$4,711,002	**	$—	$42,021,657
Exchange-Traded Funds	116,999	—		—	116,999
U.S. Corporate Bonds & Notes	—	742,554		—	742,554
Foreign Government Obligations	—	14,122,285		—	14,122,285
U.S. Government Treasuries	—	7,414,142		—	7,414,142
Short-Term Investment Securities	—	446,653		—	446,653
Repurchase Agreements	—	1,515,000		—	1,515,000

Total Investments at Value	$37,427,654	$28,951,636		$—	$66,379,290

Other Financial Instruments:+

Futures Contracts	$493	$—		$—	$493
Forward Foreign Currency Contracts	—	18,764		—	18,764

	$493	$18,764		$—	$19,257

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$11,077	$—		$—	$11,077
Forward Foreign Currency Contracts	—	218,919		—	218,919

	$11,077	$218,919		$—	$229,996

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

49

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2019

	SA BlackRock Multi-Asset Income Portfolio	SA PGI Asset Allocation Portfolio	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$68,159,500	$171,502,111	$1,399,569,366	$1,509,766,439	$64,864,290
Repurchase agreements (cost approximates value)	—	4,177,000	23,725,000	46,100,000	1,515,000
Cash	2,071,002	9,279	124,293	1,203	537
Foreign cash*	26,058	335	22	—	2,401
Cash collateral for futures contracts	164,970	—	—	—	—
Due from broker	—	3,461	—	—	27
Receivable for:
Fund shares sold	1,290,900	331,627	4,997	30,032,612	368,245
Dividends and interest	—	721,696	562,459	7,215,432	129,841
Investments sold	—	27,884	12,513,035	—	85,901
Investments sold on an extended settlement basis	—	—	—	—	72,728
Prepaid expenses and other assets	4,973	5,356	17,343	13,157	5,128
Due from investment adviser for expense reimbursements/fee waivers	56,531	—	—	—	81,834
Variation margin on futures contracts	—	—	—	—	71
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	18,764

Total assets	71,773,934	176,778,749	1,436,516,515	1,593,128,843	67,144,767

LIABILITIES:
Payable for:
Fund shares redeemed	21,167	71,910	7,245,681	177,692	37,790
Investments purchased	—	7,192	16,385,999	—	367,408
Investments purchased on an extended settlement basis	—	193,581	—	35,428,585	73,573
Investment advisory and management fees	59,651	99,833	839,164	691,767	54,789
Service fees — Class 2	—	1,503	5,920	2,709	—
Service fees — Class 3	11,839	13,417	138,877	135,873	10,421
Transfer agent fees and expenses	271	504	814	906	259
Trustees’ fees and expenses	427	432	362	507	438
Other accrued expenses	56,545	82,578	206,263	238,210	91,146
Variation margin on futures contracts	17,195	—	—	3,492	1,808
Due to broker	47	—	—	722	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	218,919

Total liabilities	167,142	470,950	24,823,080	36,680,463	856,551

Net Assets	$71,606,792	$176,307,799	$1,411,693,435	$1,556,448,380	$66,288,216

NET ASSETS REPRESENTED BY:
Capital paid-in	$68,099,002	$143,894,314	$1,004,978,684	$1,486,789,271	$60,405,709
Total accumulated earnings (loss)	3,507,790	32,413,485	406,714,751	69,659,109	5,882,507

NET ASSETS	$71,606,792	$176,307,799	$1,411,693,435	$1,556,448,380	$66,288,216

Class 1 (unlimited shares authorized):
Net assets	$14,153,818	$100,640,423	$709,995,838	$869,709,398	$15,509,017
Shares of beneficial interest issued and outstanding	2,100,800	7,145,574	16,284,498	56,506,351	1,828,591
Net asset value, offering and redemption price per share	$6.74	$14.08	$43.60	$15.39	$8.48

Class 2 (unlimited shares authorized):
Net assets	$—	$11,889,807	$46,493,910	$21,488,935	$—
Shares of beneficial interest issued and outstanding	—	844,892	1,135,364	1,391,931	—
Net asset value, offering and redemption price per share	$—	$14.07	$40.95	$15.44	$—

Class 3 (unlimited shares authorized):
Net assets	$57,452,974	$63,777,569	$655,203,687	$665,250,047	$50,779,199
Shares of beneficial interest issued and outstanding	8,636,507	4,571,700	16,690,234	43,329,015	6,015,165
Net asset value, offering and redemption price per share	$6.65	$13.95	$39.26	$15.35	$8.44

* Cost
Investments (unaffiliated)	$66,206,822	$146,804,505	$1,172,496,329	$1,463,483,963	$60,112,222

Foreign cash	$25,704	$318	$22	$—	$2,412

See Notes to Financial Statements

50

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2019

	SA BlackRock Multi-Asset Income Portfolio	SA PGI Asset Allocation Portfolio	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,496,641	$2,566,758	$5,410,090	$—	$486,839
Interest (unaffiliated)	3,377	2,743,657	918,484	42,240,545	329,383

Total investment income*	2,500,018	5,310,415	6,328,574	42,240,545	816,222

EXPENSES:
Investment advisory and management fees	608,061	1,171,063	10,386,010	7,864,700	557,919
Service fee:
Class 2	—	17,466	71,872	33,635	—
Class 3	114,170	153,461	1,576,823	1,609,669	100,110
Transfer agent fees and expenses	1,076	1,998	3,239	3,664	1,100
Custodian and accounting fees	25,040	54,007	157,404	197,845	91,579
Reports to shareholders	6,310	13,464	118,681	107,691	5,228
Audit and tax fees	56,978	65,545	50,051	60,420	67,889
Legal fees	18,185	21,118	57,584	56,019	21,958
Trustees’ fees and expenses	3,698	11,790	100,113	98,840	3,469
Interest expense	61	—	—	—	—
Other expenses	12,551	13,277	29,760	22,867	14,460

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	846,130	1,523,189	12,551,537	10,055,350	863,712

Fees waived and expenses reimbursed by investment adviser (Note 3)	(379,285)	—	—	—	(283,790)
Fees paid indirectly (Note 4)	—	(154)	(6,002)	—	(381)

Net expenses	466,845	1,523,035	12,545,535	10,055,350	579,541

Net investment income (loss)	2,033,173	3,787,380	(6,216,961)	32,185,195	236,681

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(60,705)	4,734,762	189,281,843	7,234,738	1,058,217
Futures contracts	21,845	—	—	(488,044)	418,700
Forward contracts	—	—	—	—	452,849
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,125)	349	5,824	—	(41,804)

Net realized gain (loss) on investments and foreign currencies	(39,985)	4,735,111	189,287,667	6,746,694	1,887,962

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	5,099,453	23,680,067	204,558,450	60,734,811	7,179,301
Futures contracts	85,877	—	—	424,367	76,347
Forward contracts	—	—	—	—	(149,863)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(629)	491	491	—	896

Net unrealized gain (loss) on investments and foreign currencies	5,184,701	23,680,558	204,558,941	61,159,178	7,106,681

Net realized and unrealized gain (loss) on investments and foreign currencies	5,144,716	28,415,669	393,846,608	67,905,872	8,994,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,177,889	$32,203,049	$387,629,647	$100,091,067	$9,231,324

* Net of foreign withholding taxes on interest and dividends of	$—	$119,884	$—	$—	$26,639

See Notes to Financial Statements

51

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	SA BlackRock Multi-Asset Income Portfolio		SA PGI Asset Allocation Portfolio		SA Wellington Capital Appreciation Portfolio
	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,033,173	$1,460,282	$3,787,380	$3,998,732	$(6,216,961)	$(4,973,034)
Net realized gain (loss) on investments and foreign currencies	(39,985)	457,241	4,735,111	7,919,821	189,287,667	258,225,931
Net unrealized gain (loss) on investments and foreign currencies	5,184,701	(3,804,505)	23,680,558	(19,961,560)	204,558,941	(274,262,413)

Net increase (decrease) in net assets resulting from operations	7,177,889	(1,886,982)	32,203,049	(8,043,007)	387,629,647	(21,009,516)

Distributions to shareholders from:
Distributable earnings — Class 1	—	(796,822)	(7,095,492)	(7,964,064)	(132,705,731)	(102,069,408)
Distributable earnings — Class 2	—	—	(797,745)	(892,392)	(8,094,052)	(6,545,761)
Distributable earnings — Class 3	—	(1,708,351)	(4,240,313)	(4,551,350)	(115,025,790)	(83,764,872)
Return of Capital — Class 1	—	(30,698)	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	(72,217)	—	—	—	—

Total distributions to shareholders	—	(2,608,088)	(12,133,550)	(13,407,806)	(255,825,573)	(192,380,041)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	16,793,160	17,422,996	(10,056,962)	(9,714,833)	(18,188,316)	161,417,503

Total increase (decrease) in net assets	23,971,049	12,927,926	10,012,537	(31,165,646)	113,615,758	(51,972,054)

NET ASSETS:
Beginning of period	47,635,743	34,707,817	166,295,262	197,460,908	1,298,077,677	1,350,049,731

End of period	$71,606,792	$47,635,743	$176,307,799	$166,295,262	$1,411,693,435	$1,298,077,677

See Notes to Financial Statements

52

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Wellington Government and Quality Bond Portfolio		SA Wellington Strategic Multi-Asset Portfolio
	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$32,185,195	$33,149,290	$236,681	$197,833
Net realized gain (loss) on investments and foreign currencies	6,746,694	(1,849,142)	1,887,962	650,881
Net unrealized gain (loss) on investments and foreign currencies	61,159,178	(34,666,073)	7,106,681	(4,773,664)

Net increase (decrease) in net assets resulting from operations	100,091,067	(3,365,925)	9,231,324	(3,924,950)

Distributions to shareholders from:
Distributable earnings — Class 1	(22,875,615)	(17,263,453)	(18,202)	(848,421)
Distributable earnings — Class 2	(540,507)	(467,464)	—	—
Distributable earnings — Class 3	(15,270,328)	(12,909,625)	(1,119)	(1,533,905)
Return of Capital — Class 1	—	—	—	—
Return of Capital — Class 2	—	—	—	—
Return of Capital — Class 3	—	—	—	—

Total distributions to shareholders	(38,686,450)	(30,640,542)	(19,321)	(2,382,326)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	68,473,796	(120,270,315)	11,796,738	20,112,178

Total increase (decrease) in net assets	129,878,413	(154,276,782)	21,008,741	13,804,902

NET ASSETS:
Beginning of period	1,426,569,967	1,580,846,749	45,279,475	31,474,573

End of period	$1,556,448,380	$1,426,569,967	$66,288,216	$45,279,475

See Notes to Financial Statements

53

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 5 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

The SA BlackRock Multi-Asset Income Portfolio seeks current income with a secondary goal of capital appreciation. Its strategy is to actively allocate the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes.

The SA PGI Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital. Its strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to actively allocate the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high risk bonds) and cash.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

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Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2019, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

55

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid-valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA BlackRock Multi-Asset Income, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

56

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2019, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the year ended December 31, 2019. For a detailed presentation of derivatives held as of December 31, 2019, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives		Liability Derivatives
	Futures Contracts(1)(4)	Foreign Forward Exchange Contracts(2)	Futures Contracts(1)(4)	Foreign Forward Exchange Contract(3)
Portfolio	Interest Rate Contracts		Interest Rate Contracts
SA BlackRock Multi-Asset Income	$—	$—	$—	$—
SA Wellington Government and Quality Bond	—	—	3,492	—
SA Wellington Strategic Multi-Asset	71	—	1,808	—

	Equity Contracts		Equity Contracts
SA BlackRock Multi-Asset Income	—	—	770	—
SA Wellington Strategic Multi-Asset	—	—	—	—

	Foreign Exchange Contracts		Foreign Exchange Contracts
SA BlackRock Multi-Asset Income	—	—	16,425	—
SA Wellington Strategic Multi-Asset	—	18,764	—	218,919

57

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA BlackRock Multi-Asset Income	$(81,786)
SA Wellington Government and Quality Bond	(64,024)
SA Wellington Strategic Multi-Asset	(10,584)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)
	Interest Rate Contracts
SA BlackRock Multi-Asset Income	$24,248	$—
SA Wellington Government and Quality Bond	(488,044)	—
SA Wellington Strategic Multi-Asset	87,793	—

	Equity Contracts
SA BlackRock Multi-Asset Income	(186,892)	—
SA Wellington Strategic Multi-Asset	330,907	—

	Foreign Exchange Contracts
SA BlackRock Multi-Asset Income	184,489	—
SA Wellington Strategic Multi-Asset	—	452,849

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(3)	Foreign Forward Exchange Contracts(4)
	Interest Rate Contracts
SA BlackRock Multi-Asset Income	$46,566	$—
SA Wellington Government and Quality Bond	424,367	—
SA Wellington Strategic Multi-Asset	(33,187)	—

	Equity Contracts
SA BlackRock Multi-Asset Income	80,623	—
SA Wellington Strategic Multi-Asset	109,534	—

	Foreign Exchange Contracts
SA BlackRock Multi-Asset Income	(41,312)	—
SA Wellington Strategic Multi-Asset	—	(149,863)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended December 31, 2019.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA BlackRock Multi-Asset Income	$7,554,261	$—
SA Wellington Government and Quality Bond	26,054,751	—
SA Wellington Strategic Multi-Asset	2,789,883	28,197,239

(1)	Amounts represent notional amounts in US dollars.

58

The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of December 31, 2019. The repurchase agreements held by the Portfolios as of December 31, 2019, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Wellington Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total

Bank of America, N.A.	$291	$—	$—	$291	$10,322	$—	$—	$10,322	($10,031)	$—	($10,031)

Bank of Montreal	—	—	—	—	652	—	—	652	(652)	—	(652)

Barclays Bank PLC	—	—	—	—	2,378	—	—	2,378	(2,378)	—	(2,378)

BNP Paribas SA	2,574	—	—	2,574	4,364	—	—	4,364	(1,790)	—	(1,790)

Canadian Imperial Bank of Commerce	23	—	—	23	—	—	—	—	23	—	23

Citibank N.A.	3,159	—	—	3,159	2,667	—	—	2,667	492	—	492

Commonwealth Bank of Australia Sydney	—	—	—	—	17,900	—	—	17,900	(17,900)	—	(17,900)

Goldman Sachs International	—	—	—	—	5,274	—	—	5,274	(5,274)	—	(5,274)

HSBC Bank USA	1,779	—	—	1,779	770	—	—	770	1,009	—	1,009

JPMorgan Chase Bank N.A.	3,128	—	—	3,128	5,295	—	—	5,295	(2,167)	—	(2,167)

Morgan Stanley & Co. International PLC	6,740	—	—	6,740	119,615	—	—	119,615	(112,875)	—	(112,875)

Royal Bank of Canada	134	—	—	134	—	—	—	—	134	—	134

Standard Chartered Bank	—	—	—	—	2,286	—	—	2,286	(2,286)	—	(2,286)

State Street Bank and Trust Company	497	—	—	497	2,439	—	—	2,439	(1,942)	—	(1,942)

Toronto Dominion Bank	439	—	—	439	44,957	—	—	44,957	(44,518)	—	(44,518)

	$18,764	$—	$—	$18,764	$218,919	$—	$—	$218,919	$(200,155)	$—	$(200,155)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset or liability in the table above.
(3)	Net amount represents the net amount due (to) or from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of

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foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018 or expected to be taken in each Portfolio’s 2019 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of December 31, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	22.02%	$4,845,000
SA Wellington Government and Quality Bond	42.82	9,420,000
SA Wellington Strategic Multi-Asset	1.39	305,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2019, bearing interest at a rate of 1.54% per annum, with a principal amount of $22,000,000, a repurchase price of $22,001,882, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	07/15/2022	$22,357,000	$22,620,705

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As of December 31, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	22.03%	$4,405,000
SA Wellington Government and Quality Bond	42.83	8,565,000
SA Wellington Strategic Multi-Asset	1.40	280,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 31, 2019, bearing interest at a rate of 1.55% per annum, with a principal amount of $20,000,000, a repurchase price of $20,001,722, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	12/31/2021	$20,375,000	$20,396,598

As of December 31, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	22.03%	$4,405,000
SA Wellington Government and Quality Bond	42.83	8,565,000
SA Wellington Strategic Multi-Asset	1.40	280,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2019, bearing interest at a rate of 1.55% per annum, with a principal amount of $20,000,000, a repurchase price of $20,001,722, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	08/15/2027	$19,639,000	$20,390,472

As of December 31, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	22.10%	$5,225,000
SA Wellington Government and Quality Bond	42.85	10,130,000
SA Wellington Strategic Multi-Asset	1.46	345,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2019, bearing interest at a rate of 1.54% per annum, with a principal amount of $23,640,000, a repurchase price of $23,642,023, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	07/31/2023	$22,983,000	$24,135,390

As of December 31, 2019, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	22.02%	$4,845,000
SA Wellington Government and Quality Bond	42.82	9,420,000
SA Wellington Strategic Multi-Asset	1.39	305,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 31, 2019, bearing interest at a rate of 1.54% per annum, with a principal amount of $22,000,000, a repurchase price of $22,001,882, and a maturity date of January 2, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	08/15/2025	$21,955,000	$22,433,886

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline

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below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

LIBOR Risk: A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or NAV.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Effective January 1, 2019, the Portfolios are subject to ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount is not impacted. Adoption of the ASU had no material impact on the Portfolios.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as investment adviser and manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

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The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee
SA BlackRock Multi-Asset Income(1)(2)	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

SA PGI Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

SA Wellington Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Portfolio	Average Daily Net Assets	Management Fee
SA Wellington Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

SA Wellington Strategic Multi-Asset	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

(1)	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Management Agreement is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement will continue in effect until April 30, 2020. The Fee Waiver Agreement will automatically terminate upon the termination of the Management Agreement.
(2)	SAAMCo has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock Investment Management, LLC or its affiliates.

SAAMCo may not recoup any management fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreements.

For the year ended December 31, 2019, the amount of investment advisory fees waived was $302,973 for the SA BlackRock Multi-Asset Income Portfolio. This amount is reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
BlackRock Investment Management, LLC	SA BlackRock Multi-Asset Income
Principal Global Investors, LLC	SA PGI Asset Allocation
Wellington Management Company LLP	SA Wellington Capital Appreciation
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the year ended December 31, 2019, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive its fees and/or reimburse expenses for the SA BlackRock Multi-Asset Income Portfolio until April 30, 2020, so that the annual operating expenses does not exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. Further, SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the SA Wellington Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired

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fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any waivers and/or reimbursements made by SAAMCo with respect to the SA BlackRock Multi-Asset Income and SA Wellington Strategic Multi-Asset Portfolios other than investment advisory fees waived, are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2020, only with the approval of the Board. For the year ended December 31, 2019, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Asset Income — Class 1	$18,260
SA BlackRock Multi-Asset Income — Class 3	58,052
SA Wellington Strategic Multi-Asset — Class 1	78,427
SA Wellington Strategic Multi-Asset — Class 3	205,363

For the year ended December 31, 2019, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	December 31, 2019	December 31, 2020	December 31, 2021
SA BlackRock Multi-Asset Income — Class 1	$—	$24,635	$18,260
SA BlackRock Multi-Asset Income — Class 3	—	40,622	58,052
SA Wellington Strategic Multi-Asset — Class 1	—	104,486	78,427
SA Wellington Strategic Multi-Asset — Class 3	—	138,717	205,363

At December 31, 2019, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate Portfolio
SA BlackRock Multi-Asset Income	7.37%	89.10%	2.24%	—%	—%	—%	—%	—%	—%
SA PGI Asset Allocation	3.48	96.43	0.09	—	—	—	—	—	—
SA Wellington Capital Appreciation .	2.42	81.04	0.19	16.08	—	—	—	—	—
SA Wellington Government and Quality Bond	2.21	48.00	0.23	34.00	11.69	1.03	0.43	1.36	1.04
SA Wellington Strategic Multi-Asset.	4.46	91.92	1.98	—	—	—	—	—	—

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended December 31, 2019, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the year ended December 31, 2019 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA BlackRock Multi-Asset Income	$30,477,886	$14,398,363	$—	$—
SA PGI Asset Allocation	28,575,996	45,913,370	5,711,137	6,073,055
SA Wellington Capital Appreciation	1,003,359,093	1,261,739,239	—	—
SA Wellington Government and Quality Bond	123,051,532	177,680,883	529,191,294	449,548,418
SA Wellington Strategic Multi-Asset	60,861,412	44,441,917	12,311,008	9,583,161

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Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2019
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA BlackRock Multi-Asset Income	$2,031,288	$147,923	$1,328,579	$—	$—
SA PGI Asset Allocation	3,596,395	4,323,687	24,487,852	5,186,701	6,946,849
SA Wellington Capital Appreciation	17,747,232	163,144,508	225,823,013	5,540,221	250,285,352
SA Wellington Government and Quality Bond	32,797,851	—	44,757,968	38,686,450	—
SA Wellington Strategic Multi-Asset	787,779	1,059,440	4,445,008	17,841	1,480

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	For the year ended December 31, 2018
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA BlackRock Multi-Asset Income	$2,387,122	$118,051	$102,915
SA PGI Asset Allocation	5,140,674	8,267,132	—
SA Wellington Capital Appreciation	64,413,707	127,966,334	—
SA Wellington Government and Quality Bond	30,640,542	—	—
SA Wellington Strategic Multi-Asset	841,175	1,541,151	—

The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2019. As of December 31, 2019, there were no open capital loss carryforward amounts.

Portfolio	Capital Loss Carryforward Utilized
SA BlackRock Multi-Asset Income	$—
SA PGI Asset Allocation	—
SA Wellington Capital Appreciation	—
SA Wellington Government and Quality Bond	2,947,749
SA Wellington Strategic Multi-Asset	—

For the year ended December 31, 2019, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, partnerships, principal paydown adjustments, net operating loss offset to short-term capital gains, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA BlackRock Multi-Asset Income	$(1,125)	$1,125	$—
SA PGI Asset Allocation	325,161	(363,664)	38,503
SA Wellington Capital Appreciation	6,216,961	(6,216,961)	—
SA Wellington Government and Quality Bond	6,878,961	(6,878,961)	—
SA Wellington Strategic Multi-Asset	370,584	(370,584)	—

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As of December 31, 2019, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA BlackRock Multi-Asset Income	$1,985,600	$(657,375)	$1,328,225	$66,831,274
SA PGI Asset Allocation	27,828,287	(3,340,685)	24,487,602	151,191,509
SA Wellington Capital Appreciation	260,111,216	(34,286,367)	225,824,849	1,197,469,517
SA Wellington Government and Quality Bond	50,649,440	(5,891,472)	44,757,968	1,511,108,471
SA Wellington Strategic Multi-Asset	5,150,906	(706,698)	4,444,208	61,928,829

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA BlackRock Multi-Asset Income Portfolio
	Class 1				Class 3
	For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	123,188	$790,203	26,320	$170,816	3,514,502	$22,480,961	3,060,517	$19,494,817

Reinvested dividends	—	—	135,835	827,520	—	—	295,844	1,780,568

Shares redeemed	(443,296)	(2,893,038)	(286,108)	(1,836,488)	(562,865)	(3,584,966)	(484,036)	(3,014,237)

Net increase (decrease)	(320,108)	$(2,102,835)	(123,953)	$(838,152)	2,951,637	$18,895,995	2,872,325	$18,261,148

	SA PGI Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	93,950	$1,300,630	80,789	$1,150,785	20,882	$291,764	32,669	$461,499

Reinvested dividends	532,695	7,095,492	606,555	7,964,064	59,936	797,745	68,018	892,392

Shares redeemed	(1,230,882)	(17,067,609)	(1,197,859)	(16,846,152)	(118,973)	(1,656,179)	(253,168)	(3,616,329)

Net increase (decrease)	(604,237)	$(8,671,487)	(510,515)	$(7,731,303)	(38,155)	$(566,670)	(152,481)	$(2,262,438)

	Class 3
	For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount

Shares sold	342,127	$4,644,834	452,477	$6,393,367

Reinvested dividends	321,236	4,240,313	349,566	4,551,350

Shares redeemed	(708,749)	(9,703,952)	(765,476)	(10,665,809)

Net increase (decrease)	(45,386)	$(818,805)	36,567	$278,908

	SA Wellington Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	87,685	$4,157,030	4,477,199	$242,042,320	8,290	$384,892	28,316	$1,324,773

Reinvested dividends	3,345,242	132,705,731	2,336,754	102,069,408	217,173	8,094,052	157,502	6,545,761

Shares redeemed	(4,670,511)	(209,232,858)	(3,341,704)	(165,591,868)	(201,332)	(9,182,272)	(190,146)	(9,153,743)

Net increase (decrease)	(1,237,584)	$(72,370,097)	3,472,249	$178,519,860	24,131	$(703,328)	(4,328)	$(1,283,209)

	Class 3
	For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount

Shares sold	1,066,857	$46,967,048	865,410	$35,606,748

Reinvested dividends	3,218,405	115,025,790	2,083,185	83,764,872

Shares redeemed	(2,411,222)	(107,107,729)	(2,875,891)	(135,190,768)

Net increase (decrease)	1,874,040	$54,885,109	72,704	$(15,819,148)

66

	SA Wellington Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	8,463,507	$133,558,209	6,424,826	$95,562,251	126,067	$1,948,407	57,786	$849,901

Reinvested dividends	1,475,846	22,875,615	1,200,518	17,263,453	34,759	540,507	32,395	467,464

Shares redeemed	(6,295,019)	(96,346,068)	(8,066,477)	(118,561,010)	(320,366)	(4,927,464)	(384,702)	(5,689,251)

Net increase (decrease)	3,644,334	$60,087,756	(441,133)	$(5,735,306)	(159,540)	$(2,438,550)	(294,521)	$(4,371,886)

	Class 3
	For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount

Shares sold	5,595,413	$85,274,346	2,701,334	$39,748,423

Reinvested dividends	987,093	15,270,328	899,625	12,909,625

Shares redeemed	(5,883,648)	(89,720,084)	(11,085,945)	(162,821,171)

Net increase (decrease)	698,858	$10,824,590	(7,484,986)	$(110,163,123)

	SA Wellington Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the year ended December 31, 2019		For the year ended December 31, 2018		For the year ended December 31, 2019		For the year ended December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	54,657	$443,160	15,676	$133,995	2,180,474	$17,410,318	2,818,965	$22,946,297

Reinvested dividends	2,275	18,202	114,802	848,421	140	1,119	208,546	1,533,905

Shares redeemed	(361,327)	(2,878,575)	(238,564)	(1,935,846)	(399,977)	(3,197,486)	(422,538)	(3,414,594)

Net increase (decrease)	(304,395)	$(2,417,213)	(108,086)	$(953,430)	1,780,637	$14,213,951	2,604,973	$21,065,608

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2019, the following portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA BlackRock Multi-Asset Income	4	$61	$145,407	3.77%

At December 31, 2019, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2019, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The SA Wellington Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

67

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio and SA PGI Asset Allocation Portfolio concentration in such investments, these portfolios may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the year ended December 31, 2019, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Wellington Capital Appreciation	$2,026,540	$—	$—
SA Wellington Strategic Multi-Asset	—	15,394	172

Note 12.  Subsequent Event

On October 4, 2019, the Board approved a Plan of Liquidation (“Plan”), to liquidate the SA BlackRock Multi-Asset Income Portfolio. At a Special Meeting of Shareholders on January 23, 2020, shareholders approved the Plan. The liquidation of the Portfolio occurred on January 31, 2020.

68

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Distributions from net return of capital	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)(4)	Ratio of net investment income (loss) to average net assets(3)(4)	Portfolio turnover rate

SA BlackRock Multi-Asset Income Portfolio Class 1
12/31/15	$8.17	$0.25	$(0.61)	$(0.36)	$(0.06)	$(1.06)	$—	$(1.12)	$6.69	(4.45)%	$18,720	0.60%	3.27%	152%
12/31/16	6.69	0.20	0.22	0.42	(0.23)	(0.63)	—	(0.86)	6.25	6.51	17,581	0.58	3.00	50
12/31/17	6.25	0.19	0.21	0.40	(0.14)	—	—	(0.14)	6.51	6.34	16,572	0.58	2.97	11
12/31/18	6.51	0.23	(0.46)	(0.23)	(0.32)	(0.03)	(0.01)	(0.36)	5.92	(3.73)	14,330	0.58	3.50	13
12/31/19	5.92	0.23	0.59	0.82	—	—	—	—	6.74	13.85	14,154	0.58	3.47	25

SA BlackRock Multi-Asset Income Portfolio Class 3
12/31/15	8.15	0.24	(0.62)	(0.38)	(0.05)	(1.06)	—	(1.11)	6.66	(4.76)	204	0.84	3.25	152
12/31/16	6.66	0.19	0.21	0.40	(0.23)	(0.63)	—	(0.86)	6.20	6.20	4.691	0.83	3.37	50
12/31/17	6.20	0.18	0.20	0.38	(0.13)	—	—	(0.13)	6.45	6.20	18,136	0.83	2.99	11
12/31/18	6.45	0.21	(0.46)	(0.25)	(0.30)	(0.03)	(0.01)	(0.34)	5.86	(4.02)	33,306	0.83	3.46	13
12/31/19	5.86	0.21	0.58	0.79	—	—	—	—	6.65	13.48	57,453	0.83	3.30	25

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/15	12/31/16	12/31/17	12/31/18	12/31/19
SA BlackRock Multi-Asset Income Class 1	0.00%	—%	—%	—%	—%
SA BlackRock Multi-Asset Income Class 3	0.00	—	—	—	—
(4)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/15	12/31/16	12/31/17	12/31/18	12/31/19
SA BlackRock Multi-Asset Income Class 1	1.03%	0.85%	0.80%	0.67%	0.62%
SA BlackRock Multi-Asset Income Class 3	1.03	0.83	0.81	0.67	0.62

See Notes to Financial Statements

69

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

SA PGI Asset Allocation Portfolio Class 1
12/31/15	$16.54	$0.36	$(0.66)	$(0.30)	$(0.49)	$(1.71)	$(2.20)	$14.04	(1.72)%	$125,264	0.75%	2.24%	27%
12/31/16	14.04	0.34	1.13	1.47	(0.42)	(1.05)	(1.47)	14.04	10.82	119,255	0.75	2.40	45
12/31/17	14.04	0.31	1.57	1.88	(0.41)	(1.24)	(1.65)	14.27	13.73	117,879	0.76	2.09	37
12/31/18	14.27	0.32	(0.93)	(0.61)	(0.37)	(0.70)	(1.07)	12.59	(4.54)	97,575	0.77	2.25	22
12/31/19	12.59	0.31	2.21	2.52	(0.41)	(0.62)	(1.03)	14.08	20.50	100,640	0.78	2.27	20

SA PGI Asset Allocation Portfolio Class 2
12/31/15	16.52	0.33	(0.64)	(0.31)	(0.47)	(1.71)	(2.18)	14.03	(1.83)	13,832	0.90	2.09	27
12/31/16	14.03	0.32	1.12	1.44	(0.40)	(1.05)	(1.45)	14.02	10.57	14,603	0.91	2.25	45
12/31/17	14.02	0.28	1.58	1.86	(0.39)	(1.24)	(1.63)	14.25	13.59	14,758	0.91	1.95	37
12/31/18	14.25	0.30	(0.92)	(0.62)	(0.35)	(0.70)	(1.05)	12.58	(4.65)	11,106	0.92	2.11	22
12/31/19	12.58	0.29	2.21	2.50	(0.39)	(0.62)	(1.01)	14.07	20.30	11,890	0.93	2.12	20

SA PGI Asset Allocation Portfolio Class 3
12/31/15	16.45	0.32	(0.66)	(0.34)	(0.45)	(1.71)	(2.16)	13.95	(1.99)	53,784	1.00	2.00	27
12/31/16	13.95	0.30	1.13	1.43	(0.39)	(1.05)	(1.44)	13.94	10.53	57,917	1.00	2.15	45
12/31/17	13.94	0.27	1.55	1.82	(0.37)	(1.24)	(1.61)	14.15	13.43	64,824	1.01	1.85	37
12/31/18	14.15	0.28	(0.91)	(0.63)	(0.34)	(0.70)	(1.04)	12.48	(4.75)	57,614	1.02	2.00	22
12/31/19	12.48	0.28	2.19	2.47	(0.38)	(0.62)	(1.00)	13.95	20.21	63,778	1.03	2.02	20

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/15	12/31/16	12/31/17	12/31/18	12/31/19
SA PGI Asset Allocation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA PGI Asset Allocation Class 2	0.00	0.00	0.00	0.00	0.00
SA PGI Asset Allocation Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

70

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

SA Wellington Capital Appreciation Portfolio Class 1
12/31/15	$47.38	$(0.05)	$3.84	$3.79	$—	$(8.36)	$(8.36)	$42.81	8.72	%(4)	$730,504	0.74%	(0.11)%	66%
12/31/16	42.81	(0.09)	0.93	0.84	—	(5.50)	(5.50)	38.15	1.98		589,734	0.74	(0.23)	99
12/31/17	38.15	0.02	12.31	12.33	—	(3.72)	(3.72)	46.76	32.78		656,955	0.74	0.05	77
12/31/18	46.76	(0.11)	0.27	0.16	—	(6.62)	(6.62)	40.30	(0.75)		706,136	0.74	(0.23)	91
12/31/19	40.30	(0.15)	11.88	11.73	—	(8.43)	(8.43)	43.60	31.17		709,996	0.74	(0.31)	70

SA Wellington Capital Appreciation Portfolio Class 2
12/31/15	46.25	(0.12)	3.74	3.62	—	(8.36)	(8.36)	41.51	8.56	(4)	51,769	0.89	(0.26)	66
12/31/16	41.51	(0.15)	0.91	0.76	—	(5.50)	(5.50)	36.77	1.85		45,012	0.89	(0.38)	99
12/31/17	36.77	(0.05)	11.85	11.80	—	(3.72)	(3.72)	44.85	32.57		50,028	0.89	(0.11)	77
12/31/18	44.85	(0.19)	0.30	0.11	—	(6.62)	(6.62)	38.34	(0.90)		42,600	0.89	(0.39)	91
12/31/19	38.34	(0.21)	11.25	11.04	—	(8.43)	(8.43)	40.95	30.95		46,494	0.89	(0.46)	70

SA Wellington Capital Appreciation Portfolio Class 3
12/31/15	45.52	(0.16)	3.67	3.51	—	(8.36)	(8.36)	40.67	8.45	(4)	614,697	0.99	(0.36)	66
12/31/16	40.67	(0.18)	0.88	0.70	—	(5.50)	(5.50)	35.87	1.73		580,733	0.99	(0.49)	99
12/31/17	35.87	(0.09)	11.56	11.47	—	(3.72)	(3.72)	43.62	32.46		643,066	0.99	(0.21)	77
12/31/18	43.62	(0.23)	0.31	0.08	—	(6.62)	(6.62)	37.08	(1.00)		549,342	0.99	(0.49)	91
12/31/19	37.08	(0.24)	10.85	10.61	—	(8.43)	(8.43)	39.26	30.84		655,204	0.99	(0.56)	70

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/15	12/31/16	12/31/17	12/31/18	12/31/19
SA Wellington Capital Appreciation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Capital Appreciation Class 2	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 3	0.00	0.00	0.00	0.00	0.00
(4)	The Portfolio’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.

See Notes to Financial Statements

71

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

SA Wellington Government and Quality Bond Portfolio Class 1
12/31/15	$15.18	$0.21	$(0.13)	$0.08	$(0.23)	$(0.05)	$(0.28)	$14.98	0.58%	$657,562	0.57%	1.39%	62%
12/31/16	14.98	0.24	(0.02)	0.22	(0.22)	(0.10)	(0.32)	14.88	1.42	817,141	0.57	1.59	61
12/31/17	14.88	0.28	0.16	0.44	(0.28)	—	(0.28)	15.04	2.97	801,507	0.58	1.86	33
12/31/18	15.04	0.34	(0.34)	0.00	(0.31)	(0.01)	(0.32)	14.72	0.04	777,915	0.57	2.28	16
12/31/19	14.72	0.35	0.73	1.08	(0.41)	—	(0.41)	15.39	7.32	869,709	0.57	2.29	43

SA Wellington Government and Quality Bond Portfolio Class 2
12/31/15	15.19	0.19	(0.14)	0.05	(0.20)	(0.05)	(0.25)	14.99	0.39	36,223	0.72	1.25	62
12/31/16	14.99	0.22	(0.02)	0.20	(0.19)	(0.10)	(0.29)	14.90	1.31	30,780	0.72	1.45	61
12/31/17	14.90	0.26	0.16	0.42	(0.25)	—	(0.25)	15.07	2.85	27,824	0.72	1.72	33
12/31/18	15.07	0.32	(0.33)	(0.01)	(0.29)	(0.01)	(0.30)	14.76	(0.08)	22,895	0.72	2.12	16
12/31/19	14.76	0.33	0.73	1.06	(0.38)	—	(0.38)	15.44	7.19	21,489	0.72	2.14	43

SA Wellington Government and Quality Bond Portfolio Class 3
12/31/15	15.13	0.17	(0.13)	0.04	(0.19)	(0.05)	(0.24)	14.93	0.32	739,821	0.82	1.14	62
12/31/16	14.93	0.21	(0.03)	0.18	(0.18)	(0.10)	(0.28)	14.83	1.18	762,516	0.82	1.35	61
12/31/17	14.83	0.24	0.17	0.41	(0.24)	—	(0.24)	15.00	2.78	751,516	0.82	1.62	33
12/31/18	15.00	0.30	(0.34)	(0.04)	(0.27)	(0.01)	(0.28)	14.68	(0.24)	625,760	0.82	2.03	16
12/31/19	14.68	0.31	0.73	1.04	(0.37)	—	(0.37)	15.35	7.06	665,250	0.82	2.04	43

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

See Notes to Financial Statements

72

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Distributions from net return of capital	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)(5)		Ratio of net investment income (loss) to average net assets(3)(5)		Portfolio turnover rate

SA Wellington Strategic Multi-Asset Portfolio Class 1
12/31/15	$8.60	$0.06	$0.03	$0.09	$(0.27)	$(0.83)	$—	$(1.10)	$7.59	1.13%		$18,887	1.20%		0.75%		82%
12/31/16	7.59	0.07	0.06	0.13	(0.14)	(0.56)	—	(0.70)	7.02	1.85		17,015	1.08	(7)	0.94		87
12/31/17	7.02	0.07	1.07	1.14	(0.02)	—	—	(0.02)	8.14	16.26		18,244	0.86		0.93		117
12/31/18	8.14	0.05	(0.65)	(0.60)	(0.10)	(0.31)	—	(0.41)	7.13	(7.49)		15,202	0.86		0.61		83
12/31/19	7.13	0.05	1.31	1.36	(0.01)	(0.00)	—	(0.01)	8.48	19.08		15,509	0.86		0.62		105

SA Wellington Strategic Multi-Asset Portfolio Class 3
09/26/16(6) -12/31/16	7.09	(0.01)	(0.07)	(0.08)	—	—	—	—	7.01	(1.13	)(8)	471	1.11	(4)(7)	(0.33	)(4)	87
12/31/17	7.01	0.03	1.10	1.13	(0.02)	—	—	(0.02)	8.12	16.08		13,231	1.11		0.43		117
12/31/18	8.12	0.03	(0.66)	(0.63)	(0.08)	(0.31)	—	(0.39)	7.10	(7.81)		30,078	1.11		0.38		83
12/31/19	7.10	0.03	1.31	1.34	—	(0.00)	—	(0.00)	8.44	18.88		50,779	1.11		0.35		105

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/15	12/31/16		12/31/17	12/31/18	12/31/19
SA Wellington Strategic Multi-Asset Class 1	0.00%	0.00%		0.00%	0.00%	0.00%
SA Wellington Strategic Multi-Asset Class 3	—	0.00	(4)	0.00	0.00	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/15	12/31/16		12/31/17	12/31/18	12/31/19
SA Wellington Strategic Multi-Asset Class 1	0.55%	1.00%		0.86%	0.60%	0.50%
SA Wellington Strategic Multi-Asset Class 3	—	2.76	(4)	0.86	0.58	0.51
(6)	Commencement of operations.
(7)	Excludes a one time reimbursement the Portfolio received for custody expenses paid in the prior years. If the reimbursement had been applied the ratio of expenses to average net assets would have been 1.03% and 1.05% for Class 1 and Class 3 respectively.
(8)	Total return is not annualized.

See Notes to Financial Statements

73

ANCHOR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Anchor Series Trust and Shareholders of each of the five portfolios listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the portfolios listed in the table below (constituting Anchor Series Trust, hereafter collectively referred to as the “Portfolios”) as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Anchor Series Trust

SA BlackRock Multi-Asset Income Portfolio(1)
SA PGI Asset Allocation Portfolio(1)
SA Wellington Capital Appreciation Portfolio(1)
SA Wellington Government and Quality Bond Portfolio(1)
SA Wellington Strategic Multi-Asset Portfolio(2)

(1)	The statements of assets and liabilities, including the portfolios of investments, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019
(2)	The statement of assets and liabilities, including the portfolio of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 26, 2020

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

74

ANCHOR SERIES TRUST

RESULTS OF SPECIAL SHAREHOLDER MEETINGS (unaudited)

At a Special Meeting of Shareholders (the “Meeting”) of the SA BlackRock Multi-Asset Income Portfolio (the “Portfolio”) held on January 23, 2020, for shareholders of record of the Portfolio as of October 31, 2019, was held to consider a proposal to approve a Plan of Liquidation providing for the liquidation and dissolution of the Portfolio. There were 10,647,736.030 shares of beneficial interest in the Portfolio outstanding and entitled to vote at the Meeting, there were present in person or by proxy at the Meeting 10,516,497.980 shares of beneficial interest of the Portfolio, constituting a quorum for the Meeting. The proposal was approved and voting results of this Meeting were as follows:

For	Against	Abstain
9,085,704.047	418,749.623	1,012,044.310

75

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Dr. Judith L. Craven Age: 74	Trustee	2011-present	Retired.	73	Director, A.G. Belo Corporation (a media company) (1992 to 2014); Director, Sysco Corp. (food marketing and distribution company) (1996 to 2017); Director, Luby’s, Inc. (1998 to present);

Richard W. Grant Age: 74	Trustee, Chairman of the Board	2011-present	Retired.	24	None

Stephen J. Gutman Age: 76	Trustee	1985-present	Vice President and Associate Broker, Corcoran Group (real estate) (2002 to present); President, SJG Marketing, Inc. (2009 to present).	24	None

Eileen A. Kamerick Age: 61	Director	2018-present	National Association of Corporate Directors Board Leadership Fellow and financial expert; Adjunct Professor of Law, University of Chicago, Washington University in St. Louis and University of lowa law schools (2007 to Present); formerly, Senior Advisor to the Chief Executive Officer and Executive Vice President and Chief Financial Officer of ConnectWise, Inc. (software and services company) (2015 to 2016); Chief Financial Officer, Press Ganey Associates (healthcare informatics company) (2012 to 2014).	24	Hochschild Mining plc (precious metals company) (2016 to Present); Associated Banc-Corp (financial services company) (2007 to Present); Legg Mason Closed End Funds (registered investment companies) (2013 to Present); Westell Technologies, Inc. (technology company) (2003 to 2016).
Interested Trustee

Peter A. Harbeck(4) Age: 65	Trustee	1995-present	Retired June 2019, formerly President (1995-2019), CEO (1997-2019) and Director (1992-2019), SunAmerica; Director, AIG Capital Services, Inc. (“ACS”) (1993-2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016).	73	None

76

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 51	President	2007-present	Chief Financial Officer, SunAmerica (2002 to present); Senior Vice President, SunAmerica (2003 to present); Chief Operating Officer, SunAmerica (2006 to present).	N/A	N/A

Sharon French Age: 54	Executive Vice President	2019-present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, Oppenheimer Funds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).	N/A	N/A

Gregory N. Bressler Age: 53	Secretary	2005-present	Senior Vice President and General Counsel, SunAmerica (2005 to present).	N/A	N/A

Kathleen D. Fuentes Age: 50	Chief Legal Officer and Assistant Secretary	2013-present	Vice President and Deputy General Counsel, SunAmerica (2006 to present).	N/A	N/A

James Nichols Age: 53	Vice President	2006-present	Director, President and CEO, ACS (2006 to present); Senior Vice President, SunAmerica (2002 to present).	N/A	N/A

Gregory R. Kingston Age: 53	Treasurer	2014-present	Vice President, SunAmerica (2001-Present); Vice President, and Head of Mutual Fund Administration, SunAmerica (2014 to present).	N/A	N/A

Shawn Parry Age: 47	Vice President and Assistant Treasurer	2005-present	Vice President (2014 to present) and Assistant Vice President, SunAmerica (2005 to 2014).	N/A	N/A

Donna McManus Age: 58	Vice President and Assistant Treasurer	2014-present	Vice President, SunAmerica (2014 to present); Managing Director, BNY Mellon (2009 to 2014).	N/A	N/A

Timothy Pettee Age: 61	Vice President	2018-present	Chief Investment Officer, SunAmerica (2018 to Present); Lead Portfolio Manager-Rules Based Funds (2013 to Present); Chief Investment Officer (2003 to 2013).	N/A	N/A

77

ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Christopher C. Joe Age: 50	Chief Compliance Officer	2017-present	Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017 to Present); Chief Compliance Officer, VALIC Retirement Services Company (2017 to Present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2017 to present); Chief Compliance Officer, Invesco PowerShares (2012 to 2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010 to 2013); U.S. Compliance Director, Invesco Ltd. (2006 to 2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014 to 2015).	N/A	N/A

Matthew J. Hackethal Age: 48	Anti-Money Laundering Compliance Officer	2006-present	Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2016 to 2017); Chief Compliance Officer, SunAmerica (2006 to present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2016 to 2017); AML Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2006 to present); and Vice President, SunAmerica (2011 to present).	N/A	N/A

*	The business address for each Trustee and Officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
(1)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.
(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (5 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (60 portfolios), VALIC Company I (34 funds), VALIC Company II (15 funds), and SunAmerica Specialty Series (6 funds).
(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Interested Trustee, as defined within the 1940 Act, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

78

ANCHOR SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2019.

During the year ended December 31, 2019, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions

SA BlackRock Multi-Asset Income Portfolio — Class 1	$—	$—	$—	$—	—%

SA BlackRock Multi-Asset Income Portfolio — Class 3	—	—	—	—	—

SA PGI Asset Allocation Portfolio — Class 1	1.03	0.41	0.04	0.58	31.12

SA PGI Asset Allocation Portfolio — Class 2	1.01	0.39	0.04	0.58	31.12

SA PGI Asset Allocation Portfolio — Class 3	1.00	0.38	0.04	0.58	31.12

SA Wellington Capital Appreciation Portfolio — Class 1	8.43	—	0.19	8.24	100.00

SA Wellington Capital Appreciation Portfolio — Class 2	8.43	—	0.19	8.24	100.00

SA Wellington Capital Appreciation Portfolio — Class 3	8.43	—	0.19	8.24	100.00

SA Wellington Government and Quality Bond Portfolio — Class 1	0.41	0.41	—	—	—

SA Wellington Government and Quality Bond Portfolio — Class 2	0.38	0.38	—	—	—

SA Wellington Government and Quality Bond Portfolio — Class 3	0.37	0.37	—	—	—

SA Wellington Strategic Multi-Asset Portfolio — Class 1	0.01	0.01	—	0.00	25.97

SA Wellington Strategic Multi-Asset Portfolio — Class 3	0.00	—	—	0.00	25.97

79

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2019. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2019.

The following graphs and tables show the performance of the Portfolios of the Anchor Series Trust and include all trust expenses, but no insurance company expenses associated with the variable annuity contract or variable life insurance policy, and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

80

Balanced Portfolios

BlackRock Investment Management, LLC

SA BlackRock Multi-Asset Income Portfolio — Class 1 (unaudited)

SA BlackRock Multi-Asset Income Portfolio
Average Annual Total Returns as of 12/31/19
	Class 1*	Class 3*
1-year	13.85%	13.48%
5-year	3.47%	3.22%
10-year	6.09%	N/A
Since Inception	6.93%	5.63%
*	Inception date for Class 1: 03/23/87; Class 3: 10/08/12

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The MSCI World (net) Index is a market capitalization-weighted index that measures equity market performance of developed markets. The index consists of 23 developed market country indexes, including the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[3]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[4]

The blended Index consists of 50% MSCI World (net) Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index (the “Blended Index”). The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA BlackRock Multi-Asset Income Portfolio — Class 1 shares posted a return of 13.85% for the 12-month period ended December 31, 2019, compared to a 27.67% return for the MSCI World (net) Index, an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 18.11% return for the blended benchmark. The blended benchmark is comprised of 50% MSCI World (net) Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio remains focused on providing a compelling level of income and total return while managing overall volatility through a tactical, diversified approach. As of period end, the estimated yield of the Portfolio was 4.3%. Estimated one-year standard deviation was 5.38% for the Portfolio versus 5.72% for its benchmark (based on monthly net returns).

Risk assets delivered strong returns, with both stocks and bonds rallying. Relative to the benchmark, the decision to run with lower levels of risk with a lower Portfolio exposure to equities negatively impacted performance. In addition, the decision to manage the Portfolio with a more moderate risk profile by reducing exposure to European stocks hurt returns as European stocks ended the period higher.

81

Balanced Portfolios — (continued)

BlackRock Investment Management, LLC

SA BlackRock Multi-Asset Income Portfolio — Class 1 (unaudited)

High yield bond holdings were the primary contributor to returns. Sectors with greater sensitivity to interest rates, such as preferred stocks and longer-term investment grade bonds, also helped performance as interest rates rallied. Within equities, U.S. stock exposure was the largest contributor, followed by exposure to international developed markets.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

82

Balanced Portfolio

PGI Asset Management

SA PGI Asset Allocation Portfolio — Class 1 (unaudited)

SA PGI Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/19
	Class 1*	Class 2*	Class 3*
1-year	20.50%	20.30%	20.21%
5-year	7.34%	7.18%	7.07%
10-year	8.79%	8.62%	8.51%
Since Inception	7.82%	6.86%	8.01%
*	Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Blended Index consists of 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[3]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA PGI Asset Allocation Portfolio — Class 1 shares returned 20.50% for the 12-month period ended December 31, 2019 compared to a 31.49% return of the S&P 500® Index and 8.72% return of the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 22.18% for the annual period.

Equities outperformed fixed income during the period, as measured by the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index. U.S. equities outperformed international developed and emerging market equities for the year. Fixed income markets saw a fed funds rate decrease of 75 bps during the year. Treasuries posted a positive return.

The Portfolio’s strategic allocation to high yield bonds, underweight to government bonds, and overweight to investment grade corporate bonds contributed to performance. The Portfolio’s strategic overweight to mid cap growth equities contributed, as they outperformed mid cap value equities. The Portfolio’s strategic and tactical allocation to large and small cap equities hindered performance. The Portfolio’s strategic and tactical allocation to international developed and emerging market equities negatively contributed to performance as they underperformed their U.S. counterparts.

83

Balanced Portfolio — (continued)

PGI Asset Management

SA PGI Asset Allocation Portfolio — Class 1 (unaudited)

Due to the Portfolio’s large number of individual holdings (over 500) and small position sizes (none over 3%), individual security impacts are minimal. The Portfolio’s security selection among U.S. mid cap equities aided relative performance, but was partially offset by large and small cap equities security selection. The Portfolio’s security selection among emerging and international developed market equities contributed, while international real estate equities detracted. The Portfolio’s security selection in high yield bonds aided performance, but was offset by security selection in investment grade corporates.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

84

Equity Portfolios

Wellington Management Company LLP

SA Wellington Capital Appreciation Portfolio — Class 1 (unaudited)

SA Wellington Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/19
	Class 1*	Class 2*	Class 3*
1-year	31.17%	30.95%	30.84%
5-year	13.89%	13.72%	13.61%
10-year	15.54%	15.37%	15.25%
Since Inception	12.82%	9.95%	12.82%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Capital Appreciation Portfolio — Class 1 shares posted a return of 31.17% for the 12-month period ended December 31, 2019, compared to a 35.85% return for the Russell 3000 Growth Index.

Sector returns within the index were positive in all of the 11 sectors during the year. Information technology [+51.27%] and communication services [+34.19%] were the strongest performing sectors. Energy [+6.38%] and utilities [+22.29%] were bottom-performing sectors during the period.

Relative underperformance was primarily driven by sector allocation, a residual of the Portfolio’s bottom-up stock selection process. Security selection had a neutral impact on relative returns. Adverse sector allocation was driven by the Portfolio’s underweight to information technology and overweight to consumer discretionary. The Portfolio’s residual cash weighting (< 3%) also weighed on returns. Conversely, the Portfolio’s underweight to the consumer staples and real estate sectors contributed positively to benchmark relative results.

Stock selection was weakest within communication services during the period. Within communication services, the out-of-benchmark holding in Pinterest, Inc. was the top absolute detractor. Within the information technology sector, the underweight position in Apple, Inc. also detracted from relative results.

Favorable stock selection within health care added the most to relative performance during the year. Within health care, the overweight positions in Insulet Corp., Exact Sciences Corp., and an out-of-benchmark holding in Galapagos NV were among the top contributors in the Portfolio during the period. Within information technology, the overweight position in Advanced Micro Devices, Inc. also contributed to relative performance.

85

Equity Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Capital Appreciation Portfolio — Class 1 (unaudited)

The Portfolio ended the year most overweight the consumer discretionary, health care, and industrials sectors and most underweight the information technology and consumer staples sectors in relation to the Russell 3000 Growth Index.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

86

Fixed-Income Portfolios

Wellington Management Company LLP

SA Wellington Government and Quality Bond Portfolio — Class 1 (unaudited)

SA Wellington Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/19
	Class 1*	Class 2*	Class 3*
1-year	7.32%	7.19%	7.06%
5-year	2.44%	2.30%	2.19%
10-year	3.08%	2.94%	2.83%
Since Inception	6.29%	3.66%	3.15%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Bloomberg Barclays U.S. Aggregate A or Better Index is a subset of the Bloomberg Barclays U.S. Aggregate Bond Index and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Bloomberg Barclays U.S. Aggregate A or Better Index excludes BBB bonds.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Government and Quality Bond Portfolio — Class 1 shares posted a return of 7.32% for the 12-month period ended December 31, 2019, compared to a 7.53% return for the Bloomberg Barclays U.S. Aggregate A or Better Index.

On an absolute return basis, Treasuries [+6.86%] had mixed results relative to non-Treasury sectors: U.S. mortgage-backed securities (MBS) [+6.35%], commercial mortgage-backed securities (CMBS) [+8.29%], asset-backed securities (ABS) [+4.53%], and taxable municipals [14.32%].

Agency MBS positioning detracted from performance. Allocations to collateralized mortgage obligations (CMOs) and Fannie Mae Delegated Underwriting and Servicing bonds were offset by a negative impact from an underweight to MBS passthroughs. Security selection within investment grade (IG) credit contributed the most, particularly within financials, industrials and taxable municipals. An overweight to IG credit contributed to performance, as positive impact from an overweight to financials and taxable municipals was only partially offset by a negative impact from an underweight to industrials. Out-of-benchmark allocations to collateralized loan obligations (CLOs), Treasury Inflation Protected Securities (TIPS) and non-agency MBS contributed positively, while out-of-benchmark holdings in high yield credit, as well as an underweight to and security selection within CMBS, detracted. The Portfolio’s duration and yield curve positioning contributed positively to relative performance.

The Portfolio ended the year with the following approximate sector allocations: 28% U.S. government bonds, 36% MBS, 26% credit, 7% ABS, 2% CMBS, and 1% cash and cash equivalents. From a quality standpoint, over 73% of the Portfolio’s assets at year-end were invested in securities rated AAA. The Portfolio ended the period with a modestly longer effective duration than the benchmark.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

87

Balanced Portfolios

Wellington Management Company LLP

SA Wellington Strategic Multi-Asset Portfolio — Class 1 (unaudited)

SA Wellington Strategic Multi-Asset Portfolio Average Annual Total Returns as of 12/31/19
	Class 1*	Class 3*
1-year	19.08%	18.88%
5-year	5.70%	N/A
10-year	7.56%	N/A
Since Inception	7.74%	7.28%
*	Inception date for Class 1: 03/23/87; Class 3: 09/26/16

[1]

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,484 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The FTSE World Government Bond Index (U.S. $ hedged) measures the performance of fixed-rate investment grade sovereign bonds, currency hedged to the USD. The Index is a widely used benchmark that currently comprises sovereign debt from over 20 countries. The Index provides a broad benchmark for the global sovereign fixed income market.

[3]	The FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

[4]

Effective May 1, 2019, the Portfolio changed its benchmark to the MSCI ACWI (net) Index, the FTSE World Government Bond Index (U.S. $ Hedged) and a new blended index that consists of 65% MSCI ACWI (net) Index and 35% FTSE World Government Bond Index (U.S. $ Hedged) (the “New Blended Index”). The prior blended index consists of 65% MSCI ACWI (net) Index, 30% FTSE World Government Bond Index (U.S. $ Hedged) and 5% FTSE 3-Month Treasury Bill Index (the “Prior Blended Index”). The benchmark is being changed to better represent the securities held in the Portfolio.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Strategic Multi-Asset Portfolio — Class 1 shares posted a return of 19.08% for the 12-month period ended December 31, 2019.

The Portfolio’s blended benchmark changed on May 1, 2019 from a 65% MSCI ACWI (net) Index, 30% FTSE World Government Bond Index (U.S. $ hedged), and 5% FTSE 3-month Treasury Bill Index to a 65% MSCI ACWI (net) Index / 35% FTSE World Government Bond Index (U.S. $ hedged).

For the period January 1, 2019 to April 30, 2019, the Portfolio posted a return of 12.90% compared to a 15.96% return for the MSCI ACWI (net) Index, a 2.56% return for the FTSE World Government Bond Index (U.S. dollar hedged), a 0.80% return for the FTSE 3-month Treasury Bill Index, and a 11.07% return for the blended benchmark.

The global equity portion of the Portfolio outperformed the MSCI ACWI (net) Index during the period from January 1, 2019 through April 30, 2019. Stock selection was the main contributor to relative results due to strong selection within the consumer discretionary, information technology, and industrials sectors. Weak selection within the real estate and energy sectors partially offset results. Allocation effects modestly contributed due mainly to the Portfolio’s

88

Balanced Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Strategic Multi-Asset Portfolio — Class 1 (unaudited)

relative underweight to utilities and overweight to information technology. From a regional perspective, stock selection within emerging markets was a strong contributor. From a country perspective, holdings in China and the United States contributed most while the Portfolio’s underweight position in Canada detracted slightly.

The global bond portion of the Portfolio outperformed the FTSE World Government Bond Index (U.S. $ hedged) during the period. Within the global bond portion of the Portfolio, active currency and duration strategies contributed to relative performance, active country strategies detracted, and active yield curve and credit strategies were neutral.

For the period May 1, 2019 to December 31, 2019, the Portfolio posted a return of 5.47% compared to a 9.17% return for the MSCI ACWI (net) Index, a 4.91% return for the FTSE World Government Bond Index (U.S. $ hedged), and a 7.85% return for the blended benchmark.

The global equity portion of the Portfolio underperformed the MSCI ACWI (net) Index during the period from May 1, 2019 through December 31, 2019. Stock selection was the main detractor from relative results due to weak selection within the information technology, utilities, and energy sectors. Strong selection within the consumer staples sector contributed, partially offsetting results. Allocation effects modestly contributed due mainly to the Portfolio’s relative underweight to energy, which proved beneficial. A relative underweight to utilities detracted. From a regional perspective, stock selection within North America detracted most while holdings in developed Asia ex Japan contributed modestly. From a country perspective, holdings in the United States and France detracted most while holdings in India contributed slightly.

The global bond portion of the Portfolio outperformed the FTSE World Government Bond Index (U.S. $ hedged) during the period. Within the global bond portion of the Portfolio, active currency, duration, country and credit strategies contributed to relative performance, while active yield curve strategies detracted.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

89

ANCHOR SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

December 31, 2019 (unaudited)

Filed under Rules 497(e) and 497(k)

Registration No. 002-86188

Anchor Series Trust

SA PGI Asset Allocation Portfolio

(the “Portfolio”)

Supplement dated February 6, 2020

to the Portfolio’s Summary Prospectus and Prospectus, each dated

May 1, 2019, as supplemented and amended to date

Effective immediately, Charles D. Averill is no longer a Portfolio Manager of the Portfolio. Accordingly, all references to Mr. Averill are deleted from the Portfolio’s Summary Prospectus and Prospectus.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

90

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year on Form N-PORT. The Trusts’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

91

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.16 (2/20)

Item 2.	Code of Ethics

Anchor Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the Code”). During the fiscal year ended December 31, 2019, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”). During the fiscal year ended December 31, 2019, however, the Code has been amended to reflect changes to the titles of the Covered Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Eileen A. Kamerick, a Trustee of the registrant, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountants were as follows:

	2018	2019
(a) Audit Fees	$207,581	$213,808
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$72,264	$41,972
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2018	2019
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$296,786	$87,316

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2018 and 2019 were $464,115 and $138,990, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 09, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 09, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: March 09, 2020